SFT Balanced Stabilization Fund (Formerly SFT Dynamic Managed Volatility Fund)
Investments in Securities
September 30, 2021
(Unaudited)
(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (24.3%)
Government Obligations (2.3%)
U.S. Government Agencies and Obligations (2.3%)
Federal Home Loan Mortgage Corporation (0.1%)
3.000%, 09/01/43	$66,284	$70,880
3.500%, 10/01/44	75,527	81,351
3.500%, 11/01/44	72,910	78,533
3.500%, 12/01/44	80,417	86,618
		317,382
Federal National Mortgage Association (0.1%)
3.000%, 04/01/43	103,771	110,200
3.000%, 05/01/43	36,552	38,817
3.000%, 06/01/43	150,257	159,613
3.500%, 08/01/42	66,972	73,077
3.500%, 02/01/43	86,702	95,776
		477,483
U.S. Treasury (2.1%)
U.S. Treasury Note, 2.625%, 12/15/21 (b)	15,000,000	15,079,688
Total government obligations (cost: $15,733,655)		15,874,553
Other Mortgage-Backed Securities (0.2%)
Commercial Mortgage-Backed Securities (0.2%)
Bank 2019-BNK18, 3.584%, 05/15/62	1,500,000	1,663,650
Total other mortgage-backed securities (cost: $1,543,873)		1,663,650
Corporate Obligations (21.8%)
Basic Materials (0.2%)
Chemicals (0.2%)
Nutrien, Ltd., 3.000%, 04/01/25 (c)	1,000,000	1,055,840
Mining (0.0%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (c)	122,000	123,223

Communications (1.5%)
Cable/Satellite TV (0.3%)
Comcast Corp.
2.887%, 11/01/51 (d)	1,319,000	1,257,087
2.937%, 11/01/56 (d)	327,000	307,437
4.200%, 08/15/34 (b)	500,000	586,098
		2,150,622
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
2.550%, 12/01/33	943,000	926,191
3.550%, 09/15/55	1,405,000	1,378,023
3.800%, 12/01/57	75,000	76,139
4.500%, 05/15/35	1,000,000	1,162,375
Verizon Communications, Inc., 2.987%, 10/30/56	1,194,000	1,111,719
		4,654,447
Internet & Catalog Retail (0.2%)
Amazon.com, Inc., 3.875%, 08/22/37	1,000,000	1,180,593

Media (0.1%)
ViacomCBS, Inc.
3.500%, 01/15/25	750,000	806,310
4.000%, 01/15/26	250,000	275,270
		1,081,580
Telecommunication (0.2%)
Crown Castle Towers LLC, 3.663%, 05/15/45 (d)	1,000,000	1,052,323

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund (Formerly SFT Dynamic Managed Volatility Fund)
Investments in Securities – continued

Vodafone Group PLC, 4.125%, 05/30/25 (c)	$500,000	$551,394
		1,603,717
Wireless Telecommunication Services (0.0%)
Rogers Communications, Inc., 4.100%, 10/01/23 (c)	250,000	265,123

Consumer Cyclical (0.6%)
Food & Staples Retailing (0.2%)
The Kroger Co., 4.450%, 02/01/47	1,000,000	1,191,885

Home Furnishings (0.1%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	1,096,632

Retail (0.3%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	1,068,287
Target Corp., 3.500%, 07/01/24 (b)	750,000	809,435
		1,877,722
Consumer Staples (0.6%)
Consumer Products — Miscellaneous (0.1%)
Johnson (S.C.) & Son, Inc., 3.350%, 09/30/24 (d)	750,000	796,944

Food Products (0.1%)
General Mills, Inc., 3.000%, 02/01/51 (d)	1,002,000	998,499

Household Products (0.2%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	1,195,341

Personal Care (0.2%)
The Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	1,236,027

Consumer, Non-cyclical (1.6%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/38	1,000,000	1,163,703

Commercial Service — Finance (0.0%)
Moody's Corp., 4.875%, 02/15/24	250,000	272,142

Diagnostic Equipment (0.3%)
Abbott Laboratories
3.875%, 09/15/25	750,000	827,358
4.750%, 11/30/36	1,000,000	1,268,998
4.750%, 04/15/43	250,000	324,881
		2,421,237
Drugstore Chains (0.0%)
CVS Pass-Through Trust, 6.943%, 01/10/30	140,103	167,806

Food (0.4%)
Mars, Inc., 3.950%, 04/01/49 (d)	1,000,000	1,191,549
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	1,290,006
		2,481,555
Pharmaceuticals (0.7%)
AbbVie, Inc.
3.600%, 05/14/25	1,000,000	1,077,328
3.800%, 03/15/25	670,000	723,601
Bristol-Myers Squibb Co.
3.250%, 11/01/23	500,000	529,009
3.875%, 08/15/25	1,000,000	1,098,285
Novartis Capital Corp., 3.400%, 05/06/24 (b)	500,000	535,903
Takeda Pharmaceutical Co., Ltd., 5.000%, 11/26/28 (c)	1,000,000	1,193,844
		5,157,970
Energy (2.8%)
Oil & Gas (1.4%)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	1,091,449
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	1,144,314
Chevron Corp., 3.191%, 06/24/23 (b)	250,000	260,563
Chevron USA, Inc., 3.900%, 11/15/24	1,000,000	1,093,135
Cimarex Energy Co., 3.900%, 05/15/27	1,000,000	1,093,750
EOG Resources, Inc., 2.625%, 03/15/23	250,000	256,804

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund (Formerly SFT Dynamic Managed Volatility Fund)
Investments in Securities – continued

Marathon Petroleum Corp., 3.625%, 09/15/24	$750,000	$803,438
Phillips 66, 4.650%, 11/15/34	1,000,000	1,190,167
TotalEnergies Capital International SA, 3.750%, 04/10/24 (c)	750,000	808,445
Valero Energy Corp.
3.650%, 03/15/25	1,000,000	1,078,327
4.350%, 06/01/28	1,000,000	1,120,342
		9,940,734
Pipelines (1.4%)
Columbia Pipeline Group, Inc., 4.500%, 06/01/25	1,000,000	1,109,928
Energy Transfer L.P.
4.250%, 04/01/24	1,000,000	1,070,000
4.900%, 03/15/35	1,000,000	1,140,000
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	315,105
Florida Gas Transmission Co. LLC, 4.350%, 07/15/25 (d)	1,000,000	1,098,592
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	921,012
Magellan Midstream Partners L.P., 4.200%, 10/03/47	1,000,000	1,093,803
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	262,905
Southern Natural Gas Co. LLC, 4.800%, 03/15/47 (d)	1,500,000	1,827,903
The Williams Cos., Inc.
3.750%, 06/15/27	500,000	551,361
4.300%, 03/04/24	500,000	536,298
		9,926,907
Financial (6.7%)
Banks (2.4%)
Associated Banc-Corp., 4.250%, 01/15/25	750,000	804,331
Bank of America Corp.
3.950%, 04/21/25	1,000,000	1,089,756
4.183%, 11/25/27	1,000,000	1,115,549
4.244%, 04/24/38 (3-Month USD LIBOR + 1.814)% (e)	1,000,000	1,167,891
5.700%, 01/24/22	250,000	254,065
Capital One Financial Corp., 4.250%, 04/30/25	1,500,000	1,658,182
Citigroup, Inc.
3.300%, 04/27/25	750,000	808,070
3.980%, 03/20/30 (3-Month USD LIBOR + 1.338)% (e)	1,000,000	1,124,092
Discover Bank, 4.250%, 03/13/26	500,000	557,385
Fifth Third Bank, 3.950%, 07/28/25	1,000,000	1,107,334
JPMorgan Chase & Co., 3.125%, 01/23/25	1,000,000	1,061,017
KeyBank NA, 3.180%, 10/15/27	1,000,000	1,016,797
PNC Bank NA
2.450%, 07/28/22	1,000,000	1,016,093
3.800%, 07/25/23	250,000	264,485
4.050%, 07/26/28	1,000,000	1,140,612
Synchrony Bank, 3.000%, 06/15/22	1,000,000	1,016,487
The Goldman Sachs Group, Inc., 3.850%, 01/26/27	1,000,000	1,098,490
Truist Bank, 2.750%, 05/01/23	250,000	259,003
		16,559,639
Capital Markets (0.3%)
E*TRADE Financial Corp., 2.950%, 08/24/22	1,000,000	1,020,998
The Bank of New York Mellon Corp., 3.442%, 02/07/28 (3-Month USD LIBOR + 1.069)% (e)	1,000,000	1,097,984
		2,118,982
Diversified Financial Services (1.0%)
American Express Credit Corp., 3.300%, 05/03/27	1,000,000	1,107,646
CME Group, Inc., 3.000%, 03/15/25	1,000,000	1,064,858
Discover Financial Services, 3.750%, 03/04/25	1,000,000	1,078,826
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	1,087,751
Pine Street Trust I, 4.572%, 02/15/29 (d)	1,500,000	1,711,228
TD Ameritrade Holding Corp., 2.950%, 04/01/22	700,000	706,123
		6,756,432
Insurance (1.3%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	1,212,606
Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	330,000	366,422
First American Financial Corp., 4.600%, 11/15/24	750,000	822,865
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (d)	750,000	794,894
Manulife Financial Corp., 4.150%, 03/04/26 (c)	750,000	834,491
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	1,231,350

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund (Formerly SFT Dynamic Managed Volatility Fund)
Investments in Securities – continued

Metropolitan Life Global Funding I, 3.875%, 04/11/22 (d)	$250,000	$254,784
Old Republic International Corp., 4.875%, 10/01/24	750,000	831,459
Pacific Life Insurance Co., 4.300%, 10/24/67 (3-Month USD LIBOR + 2.796)% (d) (e)	1,000,000	1,130,620
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	777,083
The Hanover Insurance Group, Inc., 4.500%, 04/15/26	1,000,000	1,120,043
		9,376,617
Property / Casualty Insurance (0.2%)
Arch Capital Finance LLC, 4.011%, 12/15/26 (b)	1,000,000	1,125,082

Real Estate Investment Trust — Diversified (0.1%)
Retail Properties of America, Inc., 4.000%, 03/15/25 (b)	1,000,000	1,056,229

Real Estate Investment Trust — Health Care (0.7%)
Healthcare Realty Trust, Inc., 3.875%, 05/01/25	1,000,000	1,077,420
Healthcare Trust of America Holdings L.P., 3.750%, 07/01/27	1,000,000	1,104,817
Physicians Realty L.P., 4.300%, 03/15/27	1,000,000	1,128,614
Welltower, Inc., 4.125%, 03/15/29	1,500,000	1,689,718
		5,000,569
Real Estate Investment Trust — Office Property (0.1%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	580,546

Real Estate Investment Trust — Shopping Centers (0.0%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	268,634

Real Estate Investment Trust — Single Tenant (0.1%)
Office Properties Income Trust, 4.500%, 02/01/25	750,000	801,710

Real Estate Investment Trust — Storage (0.1%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	535,591

Specialized REITs (0.4%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	1,082,068
Essex Portfolio L.P., 3.500%, 04/01/25	1,000,000	1,073,850
Goodman US Finance Four LLC, 4.500%, 10/15/37 (d)	500,000	576,432
		2,732,350
Health Care (1.0%)
Health Care Providers & Services (0.6%)
Aetna, Inc., 3.875%, 08/15/47	1,000,000	1,109,079
Anthem, Inc., 4.375%, 12/01/47	1,000,000	1,206,733
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	265,181
UnitedHealth Group, Inc.
2.750%, 02/15/23 (b)	250,000	256,790
3.750%, 07/15/25 (b)	1,000,000	1,100,289
		3,938,072
Pharmaceuticals (0.4%)
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	1,084,632
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,415,328
Mylan, Inc., 4.200%, 11/29/23	500,000	532,272
		3,032,232
Industrials (2.9%)
Aerospace & Defense (0.8%)
General Dynamics Corp., 3.500%, 05/15/25	1,000,000	1,084,340
L3Harris Technologies, Inc., 3.832%, 04/27/25	1,000,000	1,086,639
Raytheon Technologies Corp.
3.700%, 12/15/23	500,000	530,983
4.050%, 05/04/47	1,000,000	1,157,719
4.125%, 11/16/28	1,500,000	1,706,373
		5,566,054
Air Freight & Logistics (0.2%)
FedEx Corp., 4.400%, 01/15/47	1,000,000	1,168,304

Building Products (0.2%)
CRH America Finance, Inc., 4.400%, 05/09/47 (d)	1,000,000	1,192,050

Containers & Packaging (0.2%)
Amcor Finance USA, Inc., 4.500%, 05/15/28	1,000,000	1,148,984

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund (Formerly SFT Dynamic Managed Volatility Fund)
Investments in Securities – continued

Electrical Equipment (0.1%)
Flex. Ltd., 4.750%, 06/15/25 (c)	$1,000,000	$1,110,575

Environmental Control (0.1%)
Republic Services, Inc., 3.950%, 05/15/28	1,000,000	1,126,179

Industrial Conglomerates (0.2%)
3M Co., 3.625%, 10/15/47	1,000,000	1,128,076

Machinery (0.3%)
Caterpillar Financial Services Corp.
2.850%, 05/17/24	1,000,000	1,057,206
3.750%, 11/24/23 (b)	750,000	803,759
		1,860,965
Miscellaneous Manufacturing (0.3%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	1,102,575
Textron, Inc.
3.875%, 03/01/25	750,000	811,349
4.300%, 03/01/24	500,000	535,398
		2,449,322
Road & Rail (0.0%)
Kansas City Southern, 4.300%, 05/15/43	250,000	289,423

Transportation (0.2%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	374,527
Penske Truck Leasing Co. L.P. / PTL Finance Corp., 3.900%, 02/01/24 (d)	1,000,000	1,065,982
		1,440,509
Trucking & Leasing (0.3%)
GATX Corp.
3.250%, 03/30/25	1,000,000	1,064,076
4.550%, 11/07/28	1,000,000	1,150,791
		2,214,867
Information Technology (0.9%)
Communications Equipment (0.2%)
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	1,240,749

Computers (0.2%)
Apple, Inc., 4.375%, 05/13/45 (b)	1,000,000	1,262,246

Interactive Media & Services (0.1%)
eBay, Inc., 3.450%, 08/01/24	750,000	801,755

IT Services (0.1%)
Global Payments, Inc., 4.800%, 04/01/26	750,000	848,869

Software (0.3%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	1,090,834
Oracle Corp., 3.800%, 11/15/37	1,000,000	1,076,670
		2,167,504
Materials (0.5%)
Chemicals (0.3%)
The Mosaic Co., 5.450%, 11/15/33	200,000	249,413
The Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	1,105,449
Yara International ASA, 4.750%, 06/01/28 (c) (d)	1,000,000	1,154,621
		2,509,483
Construction Materials (0.2%)
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	1,208,094

Transportation (0.4%)
Airlines (0.2%)
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/29	739,482	720,995
British Airways 2013-1 Class A Pass Through Trust, 4.625%, 12/20/25 (d)	532,537	553,173
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/27	163,240	173,299
		1,447,467
Transport — Rail (0.2%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	531,738

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund (Formerly SFT Dynamic Managed Volatility Fund)
Investments in Securities – continued

Union Pacific Corp., 3.750%, 03/15/24	$500,000	$533,363
		1,065,101
Utilities (2.1%)
Electric Utilities (1.0%)
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	1,126,366
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	1,183,206
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	1,092,923
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	255,918
Northern States Power Co., 3.750%, 12/01/47	1,000,000	1,125,654
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	878,862
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	1,175,109
		6,838,038
Electric — Integrated (0.1%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	264,996

Gas Utilities (0.8%)
National Fuel Gas Co.
4.750%, 09/01/28	1,000,000	1,112,120
5.200%, 07/15/25	1,000,000	1,110,764
ONEOK, Inc.
4.000%, 07/13/27	500,000	551,850
4.350%, 03/15/29	1,500,000	1,681,024
Washington Gas Light Co., 3.796%, 09/15/46	1,000,000	1,133,266
		5,589,024
Multi-Utilities (0.0%)
Eastern Energy Gas Holdings LLC, 3.550%, 11/01/23	250,000	263,090

Water Utilities (0.2%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	1,119,455
Aquarion Co., 4.000%, 08/15/24 (d)	500,000	536,935
		1,656,390
Total corporate obligations (cost: $138,887,385)		153,781,048
Total long-term debt securities (cost: $156,164,913)		171,319,251

	Shares
Mutual Funds (40.9%)
Investment Companies (40.9%)
iShares iBoxx $Investment Grade Corporate Bond ETF	44,500	5,919,835
SFT Index 500 Fund (f)	14,224,618	258,852,229
SPDR S&P 500 ETF Trust (b)	36,170	15,521,994
Vanguard S&P 500 ETF	20,175	7,957,020
Total mutual funds (cost: $123,653,386)		288,251,078
Short-Term Securities (33.2%)
Investment Companies (33.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.025%	233,921,877	233,921,877
Total short-term securities (cost: $233,921,877)		233,921,877
Total investments excluding purchased options (98.4%) (cost: $513,740,176)		693,492,206
Total purchased options outstanding (0.1%) (cost: $289,289)		600,160
Total investments in securities (cost: $514,029,465) (g)		694,092,366
Cash and other assets in excess of liabilities (1.5%)		10,220,522
Total net assets (100.0%)		$704,312,888

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the notes to investments in securities.
(b)	Fully or partially pledged as initial margin deposits on open futures contracts.

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund (Formerly SFT Dynamic Managed Volatility Fund)
Investments in Securities – continued

Holdings of Open Futures Contracts

On September 30, 2021, securities with an aggregate market value of $31,276,941 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	December 2021	981	Long	$219,893,720	$210,804,637	$(9,089,083)

(c)	Foreign security: The Fund held 1.0% of net assets in foreign securities at September 30, 2021.
(d)	Security sold within terms of a private placement exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.
(e)	Variable rate security.
(f)	Affiliated security.
(g)	At September 30, 2021, the cost of investments for federal income tax purposes was $505,171,273. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$179,958,259
Gross unrealized depreciation	(231,849)
Net unrealized appreciation	$179,726,410

Put Option Purchased:

The Fund had the following put option purchased open at September 30, 2021:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$4,240	October 2021	80	$8,000	$600,160

Put Option Written:

The Fund had the following put option written open at September 30, 2021:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$3,800	October 2021	80	$8,000	$(105,600)

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities

September 30, 2021

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (97.5%)
Government Obligations (31.2%)
Other Government Obligations (1.6%)
Provincial or Local Government Obligations (1.6%)
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	$1,185,000	$1,596,041
Municipal Electric Authority of Georgia, 6.655%, 04/01/57	1,163,000	1,782,739
Ohio State Water Development Authority, 4.817%, 12/01/30	250,000	297,753
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,150,000	1,558,158
4.926%, 10/01/51	2,055,000	2,855,998
Texas A&M University, 4.000%, 05/15/31	325,000	353,210
		8,443,899
U.S. Government Agencies and Obligations (29.6%)
Federal Home Loan Mortgage Corporation (3.4%)
0.733%, 01/25/23 (1-Month USD LIBOR + 0.650%) (b)	17,829	17,835
1.036%, 10/25/29 (1-Month USD LIBOR + 0.950%) (b)	450,000	429,738
2.500%, 03/01/28	240,879	252,402
2.500%, 04/01/28	89,564	93,626
3.000%, 08/01/42	337,819	361,212
3.000%, 12/01/42	133,654	142,900
3.000%, 01/01/43	180,567	195,227
3.000%, 02/01/43	454,852	494,174
3.000%, 04/01/43	651,639	702,176
3.000%, 10/25/46	64,401	66,544
3.386%, 10/25/27 (1-Month USD LIBOR + 3.300%) (b)	423,441	428,551
3.500%, 10/01/25	85,181	89,438
3.500%, 05/01/32	105,132	110,621
3.500%, 03/01/42	518,262	572,119
3.500%, 08/01/42	410,208	447,262
3.500%, 05/25/45	278,210	278,497
3.536%, 10/25/29 (1-Month USD LIBOR + 3.450%) (b)	4,000,000	4,143,156
4.000%, 09/01/40	383,736	425,850
4.000%, 11/01/40	871,451	971,975
4.000%, 02/01/41	174,214	192,356
4.000%, 03/01/41	195,649	219,429
4.500%, 04/01/23	6,723	7,320
4.500%, 09/01/40	48,193	53,420
4.500%, 01/01/41	306,119	340,702
4.500%, 02/01/41	169,082	188,265
4.500%, 03/01/41	396,139	440,435
4.500%, 04/01/41	342,458	389,898
4.636%, 10/25/24 (1-Month USD LIBOR + 4.550%) (b)	45,710	47,077
4.886%, 05/25/28 (1-Month USD LIBOR + 4.800%) (b)	1,125,360	1,157,257
5.000%, 03/01/23	3,125	3,438
5.000%, 05/01/29	16,093	17,717
5.000%, 04/01/35	41,832	47,072
5.000%, 08/01/35	32,791	37,357
5.000%, 11/01/35	53,361	60,304
5.000%, 11/01/39	348,311	397,133
5.000%, 04/01/40	96,501	109,689
5.000%, 08/01/40	73,308	82,747
5.500%, 11/01/23	37,492	41,931
5.500%, 05/01/34	424,230	489,800
5.500%, 10/01/34	169,460	195,160
5.500%, 07/01/35	156,004	181,774
5.500%, 10/01/35	180,531	210,685
5.500%, 12/01/38	98,500	115,031
5.634%, 07/25/28 (1-Month USD LIBOR + 5.550%) (b)	1,938,433	2,032,808
6.000%, 11/01/33	214,660	255,897
6.250%, 12/15/23	12,130	12,601
6.500%, 09/01/32	22,741	27,032
6.500%, 11/01/32	20,472	23,928
6.500%, 06/01/36	125,626	149,716

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

7.000%, 12/01/37	$37,277	$44,073
		17,795,355
Federal National Mortgage Association (4.1%)
2.500%, 03/01/27	140,579	147,207
2.500%, 11/01/27	231,025	242,273
2.500%, 03/01/28	160,797	167,574
2.500%, 07/01/28	225,520	235,770
3.000%, 06/01/22	8,566	8,627
3.000%, 09/01/22	8,245	8,330
3.000%, 11/01/27	97,263	102,289
3.000%, 06/01/28	89,023	93,504
3.000%, 09/01/42	92,981	99,425
3.000%, 01/01/46	227,068	239,661
3.500%, 11/01/25	101,666	107,339
3.500%, 01/01/26	119,701	126,031
3.500%, 12/01/32	106,773	115,305
3.500%, 11/01/40	316,745	347,010
3.500%, 01/01/41	356,928	393,255
3.500%, 02/01/41	442,815	474,926
3.500%, 04/01/41	219,431	239,764
3.500%, 11/01/41	1,252,822	1,379,910
3.500%, 12/01/41	262,931	284,236
3.500%, 05/01/42	126,381	138,019
3.500%, 01/01/43	305,380	330,399
3.500%, 02/01/43	346,809	383,105
3.500%, 05/01/43	1,194,530	1,304,647
3.736%, 09/25/29 (1-Month USD LIBOR + 3.650%) (b)	182,475	188,814
4.000%, 12/01/40	50,114	55,162
4.000%, 04/01/41	737,090	829,721
4.000%, 09/01/41	236,638	265,227
4.000%, 11/01/41	121,642	133,246
4.000%, 06/01/42	337,877	377,100
4.000%, 09/01/43	218,277	239,043
4.386%, 02/25/25 (1-Month USD LIBOR + 4.300%) (b)	649,474	663,947
4.486%, 01/25/24 (1-Month USD LIBOR + 4.400%) (b)	44,506	45,948
4.500%, 04/01/25	14,847	15,573
4.500%, 05/25/34	537,000	615,519
4.500%, 05/01/35	126,049	141,537
4.500%, 07/01/35	274,800	308,484
4.500%, 09/01/37	102,554	115,063
4.500%, 06/01/39	109,403	123,518
4.500%, 04/01/41	951,529	1,069,367
4.500%, 07/01/41	638,860	710,473
4.500%, 07/01/47	273,426	306,454
4.536%, 01/25/29 (1-Month USD LIBOR + 4.450%) (b)	1,192,216	1,244,584
5.000%, 06/25/23	18,356	18,769
5.000%, 07/01/23	14,335	15,352
5.000%, 11/01/33	116,283	133,673
5.000%, 03/01/34	91,569	104,588
5.000%, 05/01/34	21,388	24,421
5.000%, 12/01/34	122,161	140,417
5.000%, 07/01/35	110,925	127,354
5.000%, 08/01/35	44,669	50,965
5.000%, 03/01/38	57,754	66,893
5.000%, 04/01/38	93,393	108,535
5.000%, 06/01/39	68,219	77,465
5.000%, 12/01/39	284,715	323,576
5.000%, 06/01/40	38,393	43,543
5.000%, 04/01/41	280,128	318,155
5.500%, 08/01/23	8,838	9,886
5.500%, 02/01/24	15,493	17,331
5.500%, 04/01/33	426,915	498,317
5.500%, 05/01/33	6,024	7,096
5.500%, 12/01/33	46,533	54,274
5.500%, 01/01/34	87,374	102,838
5.500%, 02/01/34	97,039	113,383
5.500%, 03/01/34	141,581	163,146
5.500%, 04/01/34	89,891	105,377
5.500%, 05/01/34	2,779	3,093
5.500%, 09/01/34	110,939	129,378

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

5.500%, 10/01/34	$34,725	$40,034
5.500%, 01/01/35	63,039	72,772
5.500%, 02/01/35	163,018	187,853
5.500%, 04/01/35	170,489	196,142
5.500%, 06/01/35	17,984	20,866
5.500%, 08/01/35	89,786	105,694
5.500%, 10/01/35	219,121	255,094
5.500%, 11/01/35	41,792	48,857
5.500%, 09/01/36	76,226	88,653
5.500%, 12/01/39	49,552	56,969
6.000%, 08/01/23	12,996	13,408
6.000%, 09/01/32	8,957	10,705
6.000%, 10/01/32	307,196	367,212
6.000%, 11/01/32	312,850	373,775
6.000%, 03/01/33	248,451	293,167
6.000%, 12/01/33	82,803	99,168
6.000%, 08/01/34	27,517	32,032
6.000%, 09/01/34	14,351	17,382
6.000%, 11/01/34	11,572	13,441
6.000%, 12/01/34	70,159	83,576
6.000%, 11/01/36	9,647	11,647
6.000%, 01/01/37	95,132	112,307
6.000%, 08/01/37	53,115	63,994
6.000%, 10/01/38	96,530	115,291
6.500%, 11/01/23	8,756	9,129
6.500%, 12/01/31	40,156	47,320
6.500%, 02/01/32	141,030	166,843
6.500%, 04/01/32	96,019	111,396
6.500%, 05/01/32	22,992	27,198
6.500%, 07/01/32	175,206	203,761
6.500%, 08/01/32	76,146	90,039
6.500%, 09/01/32	49,297	57,811
6.500%, 10/01/32	61,029	70,866
6.500%, 09/01/34	3,171	3,712
6.500%, 11/01/34	3,176	3,732
6.500%, 03/01/35	52,269	61,733
6.500%, 09/01/37	60,941	70,868
6.500%, 11/01/37	35,425	42,139
7.000%, 07/01/31	39,637	47,483
7.000%, 09/01/31	119,479	141,173
7.000%, 11/01/31	106,328	124,803
7.000%, 02/01/32	52,203	61,488
7.000%, 03/01/32	12,204	14,615
7.000%, 07/01/32	49,091	57,668
7.000%, 10/01/37	14,700	16,446
7.500%, 07/25/22	6	6
7.500%, 04/01/31	44,747	50,426
7.500%, 05/01/31	18,119	21,438
		21,357,343
Government National Mortgage Association (1.6%)
0.000%, 06/17/45 (b) (c) (d)	124,243	14
1.000%, 12/20/42	49,499	49,264
3.000%, 03/15/45	677,071	708,849
3.000%, 04/15/45	1,096,886	1,147,712
3.000%, 05/15/45	79,848	85,249
3.250%, 04/20/33	107,543	112,778
3.250%, 03/20/35	958,322	1,021,343
3.250%, 11/20/35	466,189	496,692
3.250%, 01/20/36	791,075	842,971
3.500%, 11/15/40	61,903	65,873
3.500%, 04/20/46	322,315	338,942
3.750%, 03/20/46	717,508	765,556
4.000%, 07/20/31	261,695	286,012
4.000%, 04/20/39	188,906	202,257
4.000%, 12/20/40	517,067	572,454
4.000%, 01/15/41	26,266	29,018
4.000%, 02/15/41	210,241	232,356
4.000%, 10/15/41	132,211	145,701
4.000%, 12/20/44	64,517	70,632
4.500%, 06/15/40	144,108	165,261

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

5.000%, 05/15/33	$40,946	$46,785
5.000%, 12/15/39	55,784	64,781
5.000%, 01/15/40	512,051	604,783
5.000%, 07/15/40	96,040	109,409
5.500%, 07/15/38	122,362	141,666
5.500%, 10/15/38	213,240	246,582
8.500%, 10/15/22	2,294	2,303
		8,555,243
U.S. Treasury (20.5%)
U.S. Treasury Bond
1.375%, 11/15/40	7,150,000	6,407,070
1.750%, 08/15/41	2,500,000	2,384,375
1.875%, 02/15/41	6,570,000	6,411,909
1.875%, 02/15/51	10,130,000	9,634,580
2.250%, 05/15/41	750,000	778,242
2.375%, 05/15/51	3,550,000	3,777,977
5.375%, 02/15/31 (e)	5,115,000	6,874,880
U.S. Treasury Note
0.125%, 01/15/24	5,000,000	4,973,437
0.250%, 05/15/24	1,600,000	1,592,000
0.250%, 06/15/24	4,500,000	4,474,688
0.375%, 04/15/24	2,325,000	2,322,457
0.375%, 08/15/24	4,500,000	4,483,125
0.500%, 05/31/27	5,020,000	4,847,437
0.625%, 07/31/26	1,725,000	1,696,699
0.625%, 12/31/27	8,000,000	7,712,500
0.750%, 08/31/26	5,000,000	4,944,531
0.875%, 06/30/26	12,510,000	12,461,133
0.875%, 09/30/26 (f)	1,110,000	1,103,583
1.125%, 02/29/28	8,328,000	8,270,745
1.250%, 05/31/28	1,485,000	1,481,984
1.250%, 06/30/28	1,215,000	1,211,583
1.250%, 08/15/31	4,040,000	3,937,738
1.500%, 01/31/27	1,500,000	1,534,922
1.750%, 12/31/24	3,565,000	3,698,130
2.250%, 02/15/27 (e)	150,000	159,281
2.750%, 02/15/28	200,000	218,719
		107,393,725
Vendee Mortgage Trust (0.0%)
Vendee Mortgage Trust, 7.793%, 02/15/25	10,138	10,138
Total government obligations (cost: $158,839,682)		163,555,703
Asset-Backed Securities (12.9%)
AmeriCredit Automobile Receivables Trust, 3.180%, 07/18/23	3,250,000	3,285,735
AMSR Trust, 2.278%, 08/17/38 (g)	1,150,000	1,146,608
Bank of The West Auto Trust, 3.210%, 04/15/25 (g)	2,293,000	2,314,398
Bear Stearns Asset Backed Securities Trust, 1.061%, 02/25/34 (1-Month USD LIBOR + 0.975%) (b)	361,951	362,626
CarMax Auto Owner Trust, 2.950%, 11/15/23	1,950,000	1,966,355
Chase Funding Trust
0.646%, 02/25/33 (1-Month USD LIBOR + 0.560%) (b)	141,556	136,939
0.726%, 08/25/32 (1-Month USD LIBOR + 0.640%) (b)	94,443	90,867
Commonbond Student Loan Trust
2.550%, 05/25/41 (g)	171,423	175,197
5.280%, 05/25/41 (g)	25,636	26,060
Commonbond Student Loan Trust 2018-A-GS
0.586%, 02/25/44 (1-Month USD LIBOR + 0.500%) (b) (g)	372,203	371,646
3.210%, 02/25/44 (g)	909,959	940,838
Commonbond Student Loan Trust 2019-A-GS, 2.540%, 01/25/47 (g)	1,956,622	2,008,162
Commonbond Student Loan Trust 2021-A-GS, 1.200%, 03/25/52 (g)	761,181	753,078
Drive Auto Receivables Trust
3.530%, 12/15/23 (g)	74,883	75,164
3.990%, 01/15/25	1,274,435	1,284,716
Earnest Student Loan Program LLC, 2.650%, 01/25/41 (g)	1,039,439	1,040,707
Firstkey Homes Trust
1.788%, 08/17/38 (g)	2,075,000	2,065,040
2.058%, 09/17/38 (g)	1,950,000	1,929,496
GM Financial Consumer Automobile Receivables Trust, 2.770%, 07/17/23	800,000	800,640
Home Partners of America 2018-1 Trust, 0.985%, 07/17/37 (1-Month USD LIBOR + 0.900%) (b) (g)	1,033,521	1,033,521
Home Partners of America 2021-1 Trust, 1.698%, 09/19/41 (g)	3,788,166	3,772,927

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Invitation Homes 2018-SFR1 Trust, 1.334%, 03/17/37 (1-Month USD LIBOR + 1.250%) (b) (g)	$3,499,498	$3,498,308
Invitation Homes 2018-SFR3 Trust, 1.084%, 07/17/37 (1-Month USD LIBOR + 1.000%) (b) (g)	1,942,077	1,941,339
Invitation Homes 2018-SFR4 Trust, 1.484%, 01/17/38 (1-Month USD LIBOR + 1.400%) (b) (g)	5,049,767	5,049,716
Invitation Homes Trust, 1.364%, 06/17/37 (1-Month USD LIBOR + 1.280%) (b) (g)	1,499,764	1,499,210
Kubota Credit Owner Trust 2020-2, 0.410%, 06/15/23 (g)	1,215,284	1,215,721
Morgan Stanley Dean Witter Capital I, Inc., 0.646%, 08/25/32 (1-Month USD LIBOR + 0.560%) (b)	178,343	174,698
Navient Private Education Refi Loan Trust
0.940%, 07/15/69 (g)	2,318,962	2,313,751
1.310%, 01/15/69 (g)	1,436,986	1,442,169
Navient Private Education Refi Loan Trust 2021-c, 1.060%, 10/15/69 (g)	1,164,011	1,165,837
Navient Private Education Refi Loan Trust 2021-F, 1.110%, 02/18/70 (d) (g)	1,900,000	1,895,398
Progress Residential 2019-SFR2 Trust, 3.446%, 05/17/36 (g)	2,500,000	2,529,100
Progress Residential Trust, 2.341%, 08/17/40 (g)	1,525,000	1,507,401
Santander Drive Auto Receivables Trust, 1.120%, 01/15/26	2,225,000	2,238,901
Saxon Asset Securities Trust, 0.626%, 03/25/35 (1-Month USD LIBOR + 0.540%) (b)	267,625	262,018
Sofi Professional Loan Program 2017-F LLC, 2.840%, 01/25/41 (g)	645,718	659,662
Sofi Professional Loan Program 2018-A LLC, 2.950%, 02/25/42 (g)	624,961	633,928
SoFi Professional Loan Program 2021-B Trust, 1.140%, 02/15/47 (d) (g)	2,725,000	2,727,768
SoFi Professional Loan Program LLC, 2.650%, 09/25/40 (g)	507,564	516,686
Towd Point Mortgage Trust
3.000%, 06/25/58 (b) (g)	2,477,874	2,567,102
3.750%, 04/25/55 (b) (g)	2,505,000	2,599,313
3.990%, 11/25/57 (b) (g)	3,154,000	3,336,691
Tricon American Homes Trust, 1.832%, 11/17/39 (g)	975,000	962,120
Volvo Financial Equipment LLC Series 2018-1, 3.060%, 12/15/25 (g)	1,300,000	1,304,147
Total asset-backed securities (cost: $67,339,655)		67,621,704
Other Mortgage-Backed Securities (13.8%)
Agency Collateral Other (0.3%)
Farm Mortgage Trust, 2.180%, 01/25/51 (d) (f) (g)	1,775,000	1,774,277

Collateralized Mortgage Obligations/Mortgage Revenue Bonds (8.3%)
Agate Bay Mortgage Trust, 3.746%, 01/25/45 (b) (g)	132,321	134,196
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29	29,017	27,537
Bellemeade Re 2018-1, Ltd., 1.686%, 04/25/28 (1-Month USD LIBOR + 1.600%) (b) (g) (h)	961,413	962,022
Bellemeade Re 2018-3, Ltd., 1.936%, 10/25/28 (1-Month USD LIBOR + 1.850%) (b) (g) (h)	2,073,741	2,079,848
Citigroup Mortgage Loan Trust, Inc.
2.500%, 05/25/51 (b) (g)	6,122,072	6,247,298
3.000%, 09/25/64 (b) (g)	244,445	249,370
CSMC Trust
3.295%, 08/25/43 (b) (g)	1,674,447	1,684,586
3.500%, 06/25/47 (b) (g)	1,516,325	1,543,318
Eagle RE 2020-1 Ltd., 1.536%, 01/25/30 (b) (g) (h)	4,725,000	4,676,414
Flagstar Mortgage Trust
2.500%, 07/25/51 (b) (i)	2,620,872	2,679,331
2.500%, 08/25/51 (b) (g)	2,726,501	2,783,907
GS Mortgage-Backed Securities Trust, 2.456%, 07/25/44 (b) (g)	2,110,021	2,099,183
JP Morgan Mortgage Trust
2.360%, 11/25/33 (b)	60,429	61,132
2.500%, 08/25/51 (b) (g)	2,400,000	2,398,869
3.282%, 10/25/46 (b) (g)	269,950	271,126
3.419%, 06/25/29 (b) (g)	121,532	124,465
3.601%, 05/25/43 (b) (g)	119,059	119,127
3.676%, 05/25/47 (b) (g)	2,982,165	3,054,031
3.526%, 10/25/45 (b) (g)	1,375,000	1,365,161
MRFC Mortgage Pass-Through Trust Series 1998-2, 6.750%, 06/25/28	4,015	4,072
Prudential Home Mortgage Securities
7.480%, 09/28/24 (b) (g)	119	116
Radnor RE 2019-1, Ltd., 2.036%, 02/25/29 (1-Month USD LIBOR + 1.950%) (b) (g) (h)	726,645	729,484
Seasoned Credit Risk Transfer Trust
4.000%, 07/25/56 (b)	2,602,000	2,596,187
4.000%, 08/25/56 (b) (g)	1,200,000	1,219,738
Sequoia Mortgage Trust
3.161%, 11/25/30 (b) (g)	369,553	375,184
3.498%, 06/25/43 (b)	736,627	738,775
3.721%, 07/25/45 (b) (g)	292,064	296,734
3.915%, 01/25/45 (b) (g)	186,232	187,201
Sequoia Mortgage Trust 2017-1, 3.619%, 02/25/47 (b) (g)	1,108,365	1,115,226
Shellpoint Co-Originator Trust, 3.647%, 04/25/47 (b) (g)	1,462,328	1,477,316
Structured Asset Mortgage Investments, Inc., 6.750%, 05/02/30 (b)	9,369	308

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

WinWater Mortgage Loan Trust 2015-4, 3.712%, 06/20/45 (b) (g)	$1,876,752	$1,914,816
		43,216,078
Commercial Mortgage-Backed Securities (5.2%)
BAMLL Commercial Mortgage Securities Trust 2014-520M, 4.325%, 08/15/46 (b) (g)	1,350,000	1,589,935
BB-UBS Trust, 4.160%, 11/05/36 (b) (g)	1,000,000	998,480
CFCRE Commercial Mortgage Trust, 3.839%, 12/10/54	500,000	550,835
Citigroup Commercial Mortgage Trust 2018-TBR, 0.914%, 12/15/36 (1-Month USD LIBOR + 0.830%) (b) (g)	4,000,000	3,995,720
CSMC Trust, 3.304%, 09/15/37 (g)	357,244	375,046
Hometown Commercial Mortgage, 6.057%, 06/11/39 (g)	28,292	12,644
Irvine Core Office Trust, 2.068%, 05/15/48 (g)	91,539	92,608
JPMCC Commercial Mortgage Securities Trust, 3.723%, 03/15/50	1,000,000	1,103,610
Morgan Stanley Bank of America Merrill Lynch Trust, 3.720%, 12/15/49	225,000	247,921
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (g)	700,000	695,891
One Market Plaza Trust, 3.614%, 02/10/32 (g)	2,500,000	2,524,125
One Park Mortgage Trust, 0.784%, 03/15/36 (1-Month USD LIBOR + 0.700%) (b) (g)	3,050,000	3,050,000
UBS Commercial Mortgage Trust
3.580%, 12/15/50	3,500,000	3,836,105
3.724%, 06/15/50	2,750,000	2,982,265
4.061%, 12/15/50 (b)	1,505,000	1,655,199
Wells Fargo Commercial Mortgage Trust
3.184%, 04/15/50	1,544,000	1,647,062
3.637%, 06/15/48	1,905,000	2,066,582
		27,424,028
Total other mortgage-backed securities (cost: $71,578,361)		72,414,383

Corporate Obligations (39.6%)
Communications (1.4%)
Media (0.4%)
Comcast Corp., 3.300%, 04/01/27	2,120,000	2,314,292

Telecommunication (1.0%)
AT&T, Inc.
2.300%, 06/01/27	650,000	672,590
3.550%, 09/15/55	4,012,000	3,934,966
3.650%, 06/01/51	650,000	657,082
		5,264,638
Consumer Cyclical (1.1%)
Auto/Truck Parts & Equipment — Original (1.1%)
General Motors Financial Co., Inc., 0.810%, 03/08/24 (SOFRRATE + 0.760%) (b)	1,775,000	1,784,851
Hyundai Capital America
2.850%, 11/01/22 (g)	3,000,000	3,070,641
3.250%, 09/20/22 (g)	625,000	640,625
		5,496,117
Consumer, Non-cyclical (3.0%)
Agricultural Operations (0.6%)
Bunge, Ltd. Finance Corp.
1.630%, 08/17/25	1,000,000	1,007,468
2.750%, 05/14/31	2,000,000	2,017,900
		3,025,368
Agricultural Products (0.2%)
Altria Group, Inc., 5.800%, 02/14/39	955,000	1,178,456

Commercial Services (0.4%)
Block Financial LLC
2.500%, 07/15/28	1,005,000	1,017,762
3.875%, 08/15/30	1,025,000	1,113,946
		2,131,708
Drugstore Chains (1.0%)
CVS Pass-Through Trust
5.298%, 01/11/27 (g)	760,562	828,782
5.880%, 01/10/28	281,580	315,236
6.036%, 12/10/28	1,742,743	1,993,590
6.943%, 01/10/30	1,818,543	2,178,113
		5,315,721
Pharmaceuticals (0.8%)
Johnson & Johnson, 2.250%, 09/01/50	1,750,000	1,615,082

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Viatris, Inc.
2.300%, 06/22/27 (g)	$1,400,000	$1,429,824
3.850%, 06/22/40 (g)	1,000,000	1,069,435
		4,114,341
Energy (5.4%)
Oil & Gas (1.8%)
Chevron USA, Inc., 3.900%, 11/15/24	2,035,000	2,224,530
DT Midstream, Inc.
4.125%, 06/15/29 (g)	1,357,000	1,375,659
4.375%, 06/15/31 (g)	685,000	705,550
Equinor ASA, 3.000%, 04/06/27 (h)	2,800,000	3,012,685
NGPL PipeCo LLC, 3.250%, 07/15/31 (g)	1,965,000	2,014,034
		9,332,458
Oil, Gas & Consumable Fuels (0.7%)
HollyFrontier Corp., 2.625%, 10/01/23	1,700,000	1,753,851
Marathon Petroleum Corp., 5.850%, 12/15/45	1,505,000	1,926,400
		3,680,251
Pipelines (2.9%)
Boardwalk Pipelines L.P., 4.950%, 12/15/24	1,000,000	1,103,637
El Paso Natural Gas Co. LLC, 8.375%, 06/15/32	675,000	987,948
Energy Transfer L.P., 6.850%, 02/15/40	2,150,000	2,752,000
Enterprise Products Operating LLC, 2.897%, 06/01/67 (3-Month USD LIBOR + 2.778%) (b)	2,180,000	2,021,989
EQM Midstream Partners L.P., 6.500%, 07/15/48	975,000	1,116,375
Gray Oak Pipeline LLC, 3.450%, 10/15/27 (g)	1,525,000	1,606,700
Midwest Connector Capital Co. LLC, 3.625%, 04/01/22 (g)	2,300,000	2,327,174
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,850,000	2,663,460
The Williams Cos., Inc., 3.350%, 08/15/22	628,000	639,197
		15,218,480
Financial (13.2%)
Banks (7.5%)
Athene Global Funding, 3.000%, 07/01/22 (g)	1,275,000	1,300,489
Bank of America Corp., 3.974%, 02/07/30 (3-Month USD LIBOR + 1.210%) (b)	4,040,000	4,517,201
BBVA USA, 3.875%, 04/10/25	2,500,000	2,729,525
Citizens Bank NA/Providence, 1.082%, 03/29/23 (3-Month USD LIBOR + 0.950%) (b)	3,150,000	3,180,823
Discover Bank, 3.450%, 07/27/26	1,900,000	2,058,378
HSBC Holdings PLC, 3.262%, 03/13/23 (3-Month USD LIBOR + 1.055%) (b) (h)	1,875,000	1,898,501
JPMorgan Chase & Co.
3.540%, 05/01/28 (3-Month USD LIBOR + 1.380%) (b)	1,500,000	1,633,892
4.600%, 02/01/25 (SOFRRATE + 3.125%) (b)	1,175,000	1,201,438
Morgan Stanley
0.529%, 01/25/24 (SOFRRATE + 0.455%) (b)	3,700,000	3,700,388
3.125%, 07/27/26	800,000	863,177
Synovus Financial Corp., 3.125%, 11/01/22	2,580,000	2,636,530
The Goldman Sachs Group, Inc.
0.909%, 10/31/22 (3-Month USD LIBOR + 0.780%) (b)	1,050,000	1,050,554
2.383%, 07/21/32 (SOFRRATE + 1.248%) (b)	3,785,000	3,738,539
Truist Financial Corp., 5.050%, 12/15/24 (3-Month USD LIBOR + 3.102%) (b)	1,770,000	1,823,100
US Bancorp
3.000%, 07/30/29	765,000	818,822
5.300%, 04/15/27 (3-Month USD LIBOR + 2.914%) (b)	800,000	912,000
Wells Fargo & Co.
2.393%, 06/02/28 (SOFRRATE + 2.100%) (b)	4,125,000	4,245,916
3.000%, 10/23/26	1,100,000	1,177,055
		39,486,328
Diversified Financial Services (2.6%)
DY7 Leasing LLC, 2.578%, 12/10/25	44,521	46,392
Helios Leasing I LLC, 1.825%, 05/16/25	50,502	51,663
Macquarie Group, Ltd., 2.691%, 06/23/32 (SOFRRATE + 1.440%) (b) (g) (h)	4,575,000	4,556,988
Main Street Capital Corp., 3.000%, 07/14/26	2,550,000	2,600,059
Pine Street Trust I, 4.572%, 02/15/29 (g)	1,450,000	1,654,188
Sixth Street Specialty Lending, Inc., 3.875%, 11/01/24	1,305,000	1,389,748
The Charles Schwab Corp., 4.625%, 03/01/22 (3-Month USD LIBOR + 3.315%) (b)	2,200,000	2,217,600
USAA Capital Corp., 1.500%, 05/01/23 (g)	1,250,000	1,271,908
		13,788,546

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Finance (1.3%)
Blackstone Secured Lending Fund, 2.125%, 02/15/27 (g)	$2,625,000	$2,595,353
Phillips Edison Grocery Co., 0.400%, 11/15/31 (d) (f)	2,100,000	2,077,149
State Street Corp., 2.200%, 03/03/31	2,001,000	1,996,780
		6,669,282
Insurance (1.8%)
Equitable Financial Life Global Funding, 1.400%, 07/07/25 (g)	2,450,000	2,458,597
Security Benefit Global Funding, 1.250%, 05/17/24 (g)	2,250,000	2,265,727
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (g)	2,500,000	3,004,560
Unum Group, 5.750%, 08/15/42	1,300,000	1,611,800
		9,340,684
Health Care (1.8%)
Health Care Providers & Services (1.8%)
NYU Langone Hospitals
3.380%, 07/01/55	2,354,000	2,460,895
4.428%, 07/01/42	1,570,000	1,895,524
Sinai Health System, 3.034%, 01/20/36	1,220,000	1,243,157
The New York and Presbyterian Hospital
2.256%, 08/01/40	3,175,000	2,971,574
2.606%, 08/01/60	650,000	603,911
		9,175,061
Industrials (1.4%)
Transportation (1.4%)
CSX Corp.
4.250%, 11/01/66	1,085,000	1,310,098
4.750%, 11/15/48	625,000	805,418
Kansas City Southern, 3.125%, 06/01/26	1,500,000	1,611,723
Triton Container International, Ltd.
2.050%, 04/15/26 (g) (h)	2,340,000	2,347,221
3.150%, 06/15/31 (g) (h)	1,285,000	1,294,061
		7,368,521
Technology (0.7%)
Computers (0.7%)
Dell International LLC / EMC Corp., 5.300%, 10/01/29	1,475,000	1,774,780
Leidos, Inc., 2.950%, 05/15/23	1,950,000	2,010,938
		3,785,718
Transportation (3.4%)
Airlines (3.4%)
Air Canada 2017-1 Class A Pass Through Trust, 3.550%, 07/15/31 (g) (h)	1,840,920	1,774,737
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/25	716,526	702,196
American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 08/15/26	606,000	607,515
British Airways 2019-1 Class A Pass Through Trust, 3.350%, 12/15/30 (g)	1,266,781	1,266,781
British Airways 2020-1 Class A Pass Through Trust, 4.250%, 05/15/34 (g)	539,678	571,995
Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	1,102,082	1,129,312
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/29	1,728,318	1,736,092
Hawaiian Airlines 2013-1 Class B Pass Through Certificates, 4.950%, 07/15/23	1,046,987	1,041,752
JetBlue 2020-1 Class A Pass Through Trust, 4.000%, 05/15/34	831,862	901,605
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	319,191	323,596
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	1,222,864	1,250,379
United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/27	819,271	817,667
United Airlines 2019-2 Class B Pass Through Trust, 3.500%, 11/01/29	1,357,116	1,336,635
United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/29	1,854,950	2,059,100
United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 07/15/27	1,214,525	1,278,288
US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	958,940	959,093
		17,756,743
Utilities (8.2%)
Electric Companies (0.4%)
Indianapolis Power & Light Co., 4.700%, 09/01/45 (g)	1,900,000	2,381,047
Electric Utilities (4.8%)
Cleco Corporate Holdings LLC, 3.743%, 05/01/26	1,125,000	1,220,373
Entergy Mississippi LLC, 3.250%, 12/01/27	1,100,000	1,178,364
Entergy Texas, Inc., 3.450%, 12/01/27	1,885,000	2,009,457
Eversource Energy, 3.800%, 12/01/23	2,400,000	2,553,247

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

FirstEnergy Transmission LLC, 5.450%, 07/15/44 (g)	$2,000,000	$2,547,500
IPALCO Enterprises, Inc., 3.700%, 09/01/24	1,175,000	1,252,844
MidAmerican Energy Co., 4.250%, 07/15/49	1,750,000	2,156,826
Pacific Gas and Electric Co., 1.750%, 06/16/22	1,525,000	1,523,097
PacifiCorp, 3.300%, 03/15/51	1,410,000	1,461,795
PPL Capital Funding, Inc., 2.797%, 03/30/67 (3-Month USD LIBOR + 2.665%) (b)	2,147,000	2,082,590
The AES Corp.
1.375%, 01/15/26	620,000	612,119
3.300%, 07/15/25 (g)	1,825,000	1,933,938
Vistra Operations Co. LLC, 3.700%, 01/30/27 (g)	1,275,000	1,341,300
Xcel Energy, Inc., 3.500%, 12/01/49	3,040,000	3,221,597
		25,095,047
Electric — Integrated (1.1%)
Ameren Corp., 3.500%, 01/15/31	1,125,000	1,222,775
Exelon Corp.
4.050%, 04/15/30	1,000,000	1,132,598
4.700%, 04/15/50	1,410,000	1,778,104
Florida Power & Light Co., 2.850%, 04/01/25	1,450,000	1,538,540
		5,672,017
Gas Utilities (1.9%)
Piedmont Natural Gas Co., Inc., 3.350%, 06/01/50	1,800,000	1,832,647
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	2,605,000	2,848,296
4.400%, 05/30/47	775,000	913,877
6.000%, 10/01/34	1,090,000	1,415,426
The East Ohio Gas Co.
1.300%, 06/15/25 (g)	1,380,000	1,380,795
3.000%, 06/15/50 (g)	1,685,000	1,650,001
		10,041,042
Total corporate obligations (cost: $198,461,596)		207,631,866
Total long-term debt securities (cost: $496,219,294)		511,223,656

	Shares
Short-Term Securities (2.2%)
Investment Companies (2.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.025% (j)	11,308,338	11,308,338
Total short-term securities (cost: $11,308,338)		11,308,338
Total investments in securities (cost: $507,527,632) (k)		522,531,994
Cash and other assets in excess of liabilities (0.3%)		1,530,576
Total net assets (100.0%)		$524,062,570

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the notes to investments in securities.
(b)	Variable rate security.
(c)	Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.
(d)	These securities are being fair valued according to procedures approved by the Board of Trustees.
(e)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2021, securities with an aggregate market value of $1,450,250 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
5 Year U.S. Treasury Note	December 2021	142	Long	$17,547,328	$17,429,391	$(117,937)
10 Year U.S. Ultra	December 2021	124	Short	(18,411,792)	(18,011,000)	400,792
U.S. Long Bond	December 2021	252	Long	41,381,805	40,123,125	(1,258,680)
U.S. Ultra Bond	December 2021	58	Short	(11,557,707)	(11,081,625)	476,082
					$28,459,891	$(499,743)

(f)	Security is issued on a when-issued or forward commitment basis. As of September 30, 2021, the total cost of investments issued on a when-issued or forward commitment basis was $4,950,699.
(g)	Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

(h)	Foreign security: The Fund held 4.5% of net assets in foreign securities at September 30, 2021.
(i)	Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be illiquid.
(j)	All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of September 30, 2021.
(k)	At September 30, 2021, the cost of investments for federal income tax purposes was $507,163,769. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$18,574,171
Gross unrealized depreciation	(3,705,689)
Net unrealized appreciation	$14,868,482

See accompanying notes to investments in securities.

SFT Delaware IvySM Growth Fund (Formerly SFT IvySM Growth Fund)

Investments in Securities

September 30, 2021

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.7%)
Communication Services (0.7%)
Interactive Media & Services (0.7%)
Pinterest, Inc. Class A (b)	90,670	$4,619,636

Consumer Discretionary (12.9%)
Automobiles (1.7%)
Ferrari NV (c)	53,855	11,262,158

Hotels, Restaurants & Leisure (1.3%)
Booking Holdings, Inc. (b)	3,619	8,591,035

Internet & Catalog Retail (7.1%)
Amazon.com, Inc. (b)	13,953	45,836,163

Specialty Retail (1.7%)
The Home Depot, Inc.	33,603	11,030,521

Textiles, Apparel & Luxury Goods (1.1%)
NIKE, Inc. Class B	48,926	7,105,523

Consumer Staples (2.2%)
Beverages (1.9%)
The Coca-Cola Co.	234,749	12,317,280

Personal Care (0.3%)
The Estee Lauder Cos., Inc. Class A	7,088	2,125,904

Financial (3.3%)
Capital Markets (3.3%)
Intercontinental Exchange, Inc.	83,678	9,607,908
S&P Global, Inc.	28,133	11,953,430
		21,561,338
Health Care (11.6%)
Health Care Equipment & Supplies (4.9%)
Danaher Corp.	28,881	8,792,532
Intuitive Surgical, Inc. (b)	9,547	9,491,150
The Cooper Cos., Inc.	32,550	13,453,240
		31,736,922
Health Care Providers & Services (2.9%)
UnitedHealth Group, Inc.	47,942	18,732,857

Health Care Technology (2.4%)
Cerner Corp.	223,138	15,735,692

Pharmaceuticals (1.4%)
Zoetis, Inc.	46,455	9,018,774

Industrials (8.0%)
Machinery (1.6%)
Stanley Black & Decker, Inc.	57,484	10,077,520

Professional Services (4.1%)
CoStar Group, Inc. (b)	60,864	5,237,956
TransUnion	97,528	10,953,370
Verisk Analytics, Inc.	50,716	10,156,893
		26,348,219
Road & Rail (2.3%)
JB Hunt Transport Services, Inc.	58,810	9,834,208
Union Pacific Corp.	27,718	5,433,005
		15,267,213
Information Technology (61.0%)
Communications Equipment (3.9%)
Motorola Solutions, Inc.	107,226	24,910,744

See accompanying notes to investments in securities.

SFT Delaware IvySM Growth Fund (Formerly SFT IvySM Growth Fund)

Investments in Securities – continued

Computers & Peripherals (7.9%)
Apple, Inc.	363,245	$51,399,168

Interactive Media & Services (10.3%)
Alphabet, Inc. Class A (b)	14,261	38,127,069
Alphabet, Inc. Class C (b)	2,139	5,701,098
Facebook, Inc. Class A (b)	68,367	23,203,076
		67,031,243
IT Services (13.8%)
Broadridge Financial Solutions, Inc.	70,183	11,695,295
Gartner, Inc. (b)	46,486	14,126,166
PayPal Holdings, Inc. (b)	66,425	17,284,449
VeriSign, Inc. (b)	84,563	17,336,261
Visa, Inc. Class A	130,326	29,030,116
		89,472,287
Semiconductors & Semiconductor Equipment (3.5%)
NVIDIA Corp.	110,006	22,788,843

Software (21.6%)
Adobe, Inc. (b)	24,695	14,217,405
Autodesk, Inc. (b)	15,256	4,350,554
Electronic Arts, Inc.	132,959	18,913,418
Intuit, Inc.	32,274	17,412,146
Microsoft Corp.	255,988	72,168,137
Salesforce.com, Inc. (b)	47,756	12,952,382
		140,014,042
Total common stocks (cost: $346,357,644)		646,983,082
Short-Term Securities (0.4%)
Investment Companies (0.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.025%	2,509,375	2,509,375
Total short-term securities (cost: $2,509,375)		2,509,375
Total investments in securities (cost: $348,867,019) (d)		649,492,457
Liabilities in excess of cash and other assets (-0.1%)		(392,349)
Total net assets (100.0%)		$649,100,108

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 1.7% of net assets in foreign securities at September 30, 2021.
(d)	At September 30, 2021, the cost of investments for federal income tax purposes was $349,702,042. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$301,727,346
Gross unrealized depreciation	(1,936,931)
Net unrealized appreciation	$299,790,415

See accompanying notes to investments in securities.

SFT Delaware IvySM Small Cap Growth Fund (Formerly SFT IvySM Small Cap Growth Fund)

Investments in Securities

September 30, 2021

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.9%)
Communication Services (1.2%)
Diversified Telecommunication Services (0.6%)
Bandwidth, Inc. Class A (b)	14,250	$1,286,490

Media (0.6%)
Gray Television, Inc.	59,965	1,368,401

Consumer Discretionary (16.4%)
Auto Components (2.3%)
Fox Factory Holding Corp. (b)	23,060	3,333,092
Visteon Corp. (b)	16,691	1,575,464
		4,908,556
Entertainment (1.0%)
Monarch Casino & Resort, Inc. (b)	30,616	2,050,966

Hotels, Restaurants & Leisure (7.4%)
Churchill Downs, Inc.	15,051	3,613,444
Marriott Vacations Worldwide Corp.	25,554	4,020,411
Red Rock Resorts, Inc. Class A (b)	50,711	2,597,417
Texas Roadhouse, Inc.	30,190	2,757,253
Wyndham Hotels & Resorts, Inc.	35,302	2,724,961
		15,713,486
Household Durables (0.5%)
TopBuild Corp. (b)	4,722	967,113

Leisure Equipment & Products (1.3%)
Malibu Boats, Inc. Class A (b)	39,840	2,788,003

Media (1.7%)
Nexstar Media Group, Inc. Class A	23,700	3,601,452

Specialty Retail (0.5%)
Lithia Motors, Inc. Class A	3,089	979,336

Textiles, Apparel & Luxury Goods (1.7%)
Deckers Outdoor Corp. (b)	10,283	3,703,937

Consumer, Non-cyclical (0.5%)
Beverages (0.5%)
The Duckhorn Portfolio, Inc. (b)	50,165	1,148,277

Energy (1.1%)
Energy Equipment & Services (1.1%)
Cactus, Inc. Class A	42,026	1,585,221
Liberty Oilfield Services, Inc. Class A (b)	54,862	665,476
		2,250,697
Financial (5.2%)
Capital Markets (2.0%)
Focus Financial Partners, Inc. Class A (b)	23,449	1,228,024
Hamilton Lane, Inc. Class A	5,986	507,733
Open Lending Corp. Class A (b)	68,793	2,481,363
		4,217,120
Commercial Banks (3.2%)
Pinnacle Financial Partners, Inc.	41,806	3,933,109
Seacoast Banking Corp. of Florida	43,981	1,486,998
Veritex Holdings, Inc.	34,279	1,349,221
		6,769,328
Health Care (27.5%)
Biotechnology (7.7%)
Blueprint Medicines Corp. (b)	8,961	921,280

See accompanying notes to investments in securities.

SFT Delaware IvySM Small Cap Growth Fund (Formerly SFT IvySM Small Cap Growth Fund)

Investments in Securities – continued

CareDx, Inc. (b)	85,515	$5,419,086
Insmed, Inc. (b)	41,579	1,145,086
Organogenesis Holdings, Inc. (b)	65,285	929,658
PTC Therapeutics, Inc. (b)	20,132	749,112
Twist Bioscience Corp. (b)	7,495	801,740
Veracyte, Inc. (b)	30,631	1,422,810
Vericel Corp. (b)	101,306	4,943,733
		16,332,505
Health Care Equipment & Supplies (6.7%)
Axonics, Inc. (b)	50,485	3,286,069
CryoPort, Inc. (b)	61,543	4,093,225
Tactile Systems Technology, Inc. (b)	66,201	2,942,634
Tandem Diabetes Care, Inc. (b)	32,789	3,914,351
		14,236,279
Health Care Providers & Services (7.5%)
AMN Healthcare Services, Inc. (b)	29,385	3,371,929
Castle Biosciences, Inc. (b)	34,958	2,324,707
LHC Group, Inc. (b)	17,559	2,755,183
PetIQ, Inc. (b)	157,880	3,942,263
Progyny, Inc. (b)	60,658	3,396,848
		15,790,930
Health Care Technology (3.6%)
Omnicell, Inc. (b)	24,534	3,641,582
Tabula Rasa HealthCare, Inc. (b)	40,086	1,050,654
Vocera Communications, Inc. (b)	63,229	2,893,359
		7,585,595
Life Sciences Tools & Services (1.6%)
NeoGenomics, Inc. (b)	41,330	1,993,759
Quanterix Corp. (b)	29,847	1,486,082
		3,479,841
Pharmaceuticals (0.4%)
Pacira BioSciences, Inc. (b)	13,941	780,696

Industrials (14.4%)
Air Freight & Logistics (0.9%)
Air Transport Services Group, Inc. (b)	72,597	1,873,729

Commercial Services & Supplies (3.4%)
Clean Harbors, Inc. (b)	30,543	3,172,501
The Brink's Co.	62,317	3,944,666
		7,117,167
Construction & Engineering (1.4%)
Valmont Industries, Inc.	13,059	3,070,432

Electrical Equipment (1.0%)
EnerSys	28,809	2,144,542

Machinery (4.6%)
Altra Industrial Motion Corp.	49,171	2,721,615
John Bean Technologies Corp.	16,155	2,270,585
Kennametal, Inc.	45,117	1,544,355
Kornit Digital, Ltd. (b) (c)	11,717	1,695,918
RBC Bearings, Inc. (b)	7,578	1,608,052
		9,840,525
Road & Rail (2.0%)
Knight-Swift Transportation Holdings, Inc.	82,017	4,195,170

Trading Companies & Distributors (1.1%)
Herc Holdings, Inc. (b)	14,418	2,356,766

Information Technology (30.1%)
Communications Equipment (1.5%)
Viavi Solutions, Inc. (b)	194,646	3,063,728

See accompanying notes to investments in securities.

SFT Delaware IvySM Small Cap Growth Fund (Formerly SFT IvySM Small Cap Growth Fund)

Investments in Securities – continued

Computers & Peripherals (1.5%)
NCR Corp. (b)	83,832	$3,249,328

IT Services (4.5%)
Evo Payments, Inc. Class A (b)	76,340	1,807,731
Shift4 Payments, Inc. Class A (b)	58,191	4,510,967
Switch, Inc. Class A	128,382	3,259,619
		9,578,317
Semiconductors & Semiconductor Equipment (5.6%)
Allegro MicroSystems, Inc. (b)	107,020	3,420,359
Monolithic Power Systems, Inc.	9,294	4,504,616
SiTime Corp. (b)	19,456	3,972,332
		11,897,307
Software (17.0%)
BTRS Holdings, Inc. (b)	148,809	1,583,328
Domo, Inc. Class B (b)	34,770	2,935,979
Five9, Inc. (b)	21,772	3,477,859
ForgeRock, Inc. Class A (b)	17,218	670,297
Globant SA (b) (c)	21,683	6,093,140
LivePerson, Inc. (b)	51,497	3,035,748
Mimecast, Ltd. (b) (c)	49,463	3,145,847
Paycor HCM, Inc. (b)	45,420	1,596,967
Q2 Holdings, Inc. (b)	40,550	3,249,677
Sailpoint Technologies Holdings, Inc. (b)	34,708	1,488,279
SimilarWeb, Ltd. (b) (c)	31,927	668,232
Smartsheet, Inc. Class A (b)	28,332	1,949,808
Varonis Systems, Inc. (b)	101,938	6,202,927
		36,098,088
Leisure and Consumer Staples (2.5%)
Food & Staples Retailing (1.2%)
BJ's Wholesale Club Holdings, Inc. (b)	47,126	2,588,160

Food Products (1.3%)
Nomad Foods, Ltd. (b) (c)	90,336	2,489,660
Sovos Brands, Inc. (b)	18,355	256,052
		2,745,712
Total common stocks (cost: $154,334,059)		209,777,979
Short-Term Securities (1.5%)
Investment Companies (1.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.025%	3,140,660	3,140,660
Total short-term securities (cost: $3,140,660)		3,140,660
Total investments in securities (cost: $157,474,719) (d)		212,918,639
Liabilities in excess of cash and other assets (-0.4%)		(939,944)
Total net assets (100.0%)		$211,978,695

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 6.6% of net assets in foreign securities at September 30, 2021.
(d)	At September 30, 2021, the cost of investments for federal income tax purposes was $157,967,261. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$60,082,972
Gross unrealized depreciation	(5,131,594)
Net unrealized appreciation	$54,951,378

See accompanying notes to investments in securities.

SFT Equity Stabilization Fund (Formerly SFT Managed Volatility Equity Fund)

Investments in Securities

September 30, 2021

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (88.6%)
Investment Companies (88.6%)
BlackRock Short Maturity Bond ETF	275,245	$13,800,784
iShares Core High Dividend ETF	661,477	62,350,822
iShares Edge MSCI Minimum Volatility EAFE ETF	1,144,303	86,211,788
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	358,085	22,441,187
iShares Edge MSCI Minimum Volatility USA ETF (b)	1,522,982	111,939,177
iShares MSCI Germany ETF	531,232	17,488,157
Total mutual funds (cost: $251,492,360)		314,231,915
Short-Term Securities (10.3%)
Investment Companies (10.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.025%	36,345,415	36,345,415
Total investments excluding purchased options (cost: $287,837,775)		350,577,330
Total purchased options outstanding (0.1%) (cost: $148,261)		307,582
Total investments in securities (cost: $287,986,036) (c)		350,884,912
Cash and other assets in excess of liabilities (1.0%)		3,640,098
Total net assets (100.0%)		$354,525,010

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the notes to investments in securities.
(b)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2021, securities with an aggregate market value of $12,936,000 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	December 2021	239	Long	$53,572,476	$51,358,112	$(2,214,364)

(c)	At September 30, 2021, the cost of investments for federal income tax purposes was $288,009,082. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$60,631,723
Gross unrealized depreciation	(24,377)
Net unrealized appreciation	$60,607,346

Put Options Purchased:
The Fund had the following put options purchased open at September 30, 2021:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$4,240	October 2021	41	$4,100	$307,582

Put Options Written:
The Fund had the following put options written open at September 30, 2021:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$3,800	October 2021	41	$4,100	$(54,120)

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities

September 30, 2021

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (94.2%)
Communication Services (0.3%)
Diversified Telecommunication Services (0.2%)
Iridium Communications, Inc. (b)	11,832	$471,505

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	8,864	172,848

Consumer Discretionary (15.9%)
Auto Components (1.5%)
Adient PLC (b) (c)	8,449	350,211
Dana, Inc.	13,024	289,654
Fox Factory Holding Corp. (b)	3,724	538,267
Gentex Corp.	21,430	706,761
Lear Corp.	5,358	838,420
The Goodyear Tire & Rubber Co. (b)	25,199	446,022
Visteon Corp. (b)	2,500	235,975
		3,405,310
Automobiles (0.5%)
Harley-Davidson, Inc.	13,797	505,108
Thor Industries, Inc.	4,965	609,504
		1,114,612
Diversified Consumer Services (0.9%)
Graham Holdings Co. - Class B	358	210,919
Grand Canyon Education, Inc. (b)	4,052	356,414
H&R Block, Inc.	15,968	399,200
Service Corp. International/US	15,028	905,588
		1,872,121
Entertainment (0.1%)
World Wrestling Entertainment, Inc. - Class A	4,048	227,740

Hotels, Restaurants & Leisure (2.9%)
Boyd Gaming Corp. (b)	7,312	462,557
Choice Hotels International, Inc.	2,943	371,907
Churchill Downs, Inc.	3,147	755,532
Cracker Barrel Old Country Store, Inc.	2,080	290,867
Jack in the Box, Inc.	1,943	189,112
Marriott Vacations Worldwide Corp.	3,787	595,809
Papa John's International, Inc.	2,886	366,493
Scientific Games Corp. - Class A (b)	8,642	717,891
Six Flags Entertainment Corp. (b)	6,869	291,933
Texas Roadhouse, Inc.	6,262	571,908
The Wendy's Co.	15,984	346,533
Travel + Leisure Co.	7,739	422,008
Wingstop, Inc.	2,668	437,365
Wyndham Hotels & Resorts, Inc.	8,387	647,393
		6,467,308
Household Durables (1.5%)
Helen of Troy, Ltd. (b) (c)	2,147	482,388
KB Home	8,067	313,968
Taylor Morrison Home Corp. (b)	11,236	289,664
Tempur Sealy International, Inc.	17,622	817,837
Toll Brothers, Inc.	10,318	570,482
TopBuild Corp. (b)	2,913	596,612
TRI Pointe Group, Inc. (b)	10,204	214,488
		3,285,439
Interactive Media & Services (0.1%)
TripAdvisor, Inc. (b)	8,815	298,388

Leisure Equipment & Products (1.3%)
Brunswick Corp.	6,950	662,126
Callaway Golf Co. (b)	10,505	290,253
Mattel, Inc. (b)	31,296	580,854

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Polaris, Inc.	5,107	$611,104
YETI Holdings, Inc. (b)	7,841	671,895
		2,816,232
Media (1.0%)
Cable One, Inc.	448	812,282
John Wiley & Sons, Inc. - Class A	3,836	200,278
TEGNA, Inc.	19,827	390,988
The New York Times Co. - Class A	14,985	738,311
		2,141,859
Multiline Retail (0.6%)
Kohl's Corp.	14,011	659,778
Nordstrom, Inc. (b)	9,904	261,961
Ollie's Bargain Outlet Holdings, Inc. (b)	5,445	328,224
		1,249,963
Specialty Retail (3.5%)
American Eagle Outfitters, Inc.	13,687	353,125
AutoNation, Inc. (b)	3,916	476,812
Dick's Sporting Goods, Inc.	5,877	703,888
Five Below, Inc. (b)	5,022	887,940
Foot Locker, Inc.	8,078	368,841
GameStop Corp. - Class A (b)	5,580	979,123
Lithia Motors, Inc. Class A	2,690	852,838
Murphy USA, Inc.	2,132	356,598
RH (b)	1,599	1,066,389
Urban Outfitters, Inc. (b)	5,909	175,438
Victoria's Secret & Co. (b)	6,734	372,121
Williams-Sonoma, Inc.	6,737	1,194,672
		7,787,785
Technology (0.4%)
Wolfspeed, Inc.	10,355	835,959

Textiles, Apparel & Luxury Goods (1.6%)
Capri Holdings, Ltd. (b) (c)	13,633	659,973
Carter's, Inc.	3,937	382,834
Columbia Sportswear Co.	3,135	300,458
Crocs, Inc. (b)	5,595	802,771
Deckers Outdoor Corp. (b)	2,456	884,651
Skechers U.S.A., Inc. - Class A (b)	12,097	509,526
		3,540,213
Consumer Staples (2.1%)
Beverages (0.2%)
The Boston Beer Co., Inc. - Class A (b)	885	451,129

Food & Staples Retailing (0.5%)
Casey's General Stores, Inc.	3,284	618,869
Grocery Outlet Holding Corp. (b)	7,828	168,850
Sprouts Farmers Market, Inc. (b)	10,240	237,261
		1,024,980
Food Products (1.1%)
Flowers Foods, Inc.	17,851	421,819
Ingredion, Inc.	6,009	534,861
Lancaster Colony Corp.	1,797	303,351
Post Holdings, Inc. (b)	5,256	579,001
Sanderson Farms, Inc.	1,918	360,968
The Hain Celestial Group, Inc. (b)	7,415	317,214
Tootsie Roll Industries, Inc.	1,546	47,045
		2,564,259
Household Products (0.1%)
Energizer Holdings, Inc.	5,641	220,281

Personal Products (0.2%)
Coty, Inc. - Class A (b)	30,041	236,122
Nu Skin Enterprises, Inc. - Class A	4,496	181,953
		418,075

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Energy (2.4%)
Energy Equipment & Services (0.4%)
ChampionX Corp. (b)	18,098	$404,671
Nov, Inc. (b)	35,039	459,361
		864,032
Oil, Gas & Consumable Fuels (2.0%)
Antero Midstream Corp.	29,117	303,399
Cimarex Energy Co.	9,220	803,984
CNX Resources Corp. (b)	19,543	246,633
DTE Midstream LLC (b)	8,687	401,687
EQT Corp. (b)	27,143	555,346
Equitrans Midstream Corp.	36,462	369,725
HollyFrontier Corp.	13,406	444,141
Murphy Oil Corp.	13,019	325,084
Targa Resources Corp.	20,506	1,009,100
		4,459,099
Financial (14.2%)
Capital Markets (2.6%)
Affiliated Managers Group, Inc.	3,695	558,278
Evercore, Inc. - Class A	3,556	475,331
Factset Research Systems, Inc.	3,379	1,333,962
Federated Hermes, Inc. - Class B	8,749	284,343
Interactive Brokers Group, Inc. - Class A	7,833	488,309
Janus Henderson Group PLC (c)	15,456	638,796
Jefferies Financial Group, Inc.	17,723	658,055
SEI Investments Co.	9,615	570,169
Stifel Financial Corp.	9,397	638,620
		5,645,863
Commercial Banks (6.7%)
Associated Banc-Corp.	13,718	293,840
BancorpSouth Bank	9,739	290,027
Bank of Hawaii Corp.	3,589	294,908
Bank OZK	10,926	469,599
Cathay General Bancorp	7,009	290,103
CIT Group, Inc.	8,891	461,887
Commerce Bancshares, Inc.	9,532	664,190
Cullen/Frost Bankers, Inc.	5,080	602,590
East West Bancorp, Inc.	12,723	986,541
First Financial Bankshares, Inc.	11,490	527,965
First Horizon Corp.	49,265	802,527
FNB Corp.	28,655	332,971
Fulton Financial Corp.	14,624	223,455
Glacier Bancorp, Inc.	9,725	538,279
Hancock Whitney Corp.	7,789	367,018
Home BancShares, Inc.	13,538	318,549
International Bancshares Corp.	4,774	198,789
PacWest Bancorp	10,512	476,404
Pinnacle Financial Partners, Inc.	6,825	642,096
Prosperity Bancshares, Inc.	8,334	592,797
Signature Bank	5,438	1,480,659
Sterling Bancorp	17,281	431,334
Synovus Financial Corp.	13,133	576,407
Texas Capital Bancshares, Inc. (b)	4,537	272,311
UMB Financial Corp.	3,859	373,204
Umpqua Holdings Corp.	19,742	399,775
United Bankshares, Inc.	11,587	421,535
Valley National Bancorp	36,465	485,349
Webster Financial Corp.	8,124	442,433
Wintrust Financial Corp.	5,115	411,093
		14,668,635
Consumer Finance (0.7%)
FirstCash, Inc.	3,624	317,100
LendingTree, Inc. (b)	1,050	146,821
Navient Corp.	15,052	296,976
PROG Holdings, Inc.	5,963	250,506

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

SLM Corp.	27,425	$482,680
		1,494,083
Insurance (3.5%)
Alleghany Corp. (b)	1,280	799,245
American Financial Group, Inc.	5,928	745,920
Brighthouse Financial, Inc. (b)	7,453	337,099
CNO Financial Group, Inc.	11,460	269,768
First American Financial Corp.	9,857	660,912
Kemper Corp.	5,363	358,195
Kinsale Capital Group, Inc.	1,920	310,464
Mercury General Corp.	2,380	132,495
Old Republic International Corp.	25,500	589,815
Primerica, Inc.	3,524	541,392
Reinsurance Group of America, Inc.	6,098	678,464
RenaissanceRe Holdings, Ltd. (c)	4,224	588,826
RLI Corp.	3,541	355,056
Selective Insurance Group, Inc.	5,372	405,747
The Hanover Insurance Group, Inc.	3,199	414,654
Unum Group	18,330	459,350
		7,647,402
Thrifts & Mortgage Finance (0.7%)
Essent Group, Ltd. (c)	10,032	441,508
MGIC Investment Corp.	30,431	455,248
New York Community Bancorp, Inc.	41,705	536,743
Washington Federal, Inc.	6,093	209,051
		1,642,550
Health Care (10.1%)
Biotechnology (1.6%)
Arrowhead Pharmaceuticals, Inc. (b)	9,350	583,720
Emergent BioSolutions, Inc. (b)	4,286	214,600
Exelixis, Inc. (b)	28,254	597,290
Halozyme Therapeutics, Inc. (b)	12,764	519,240
Neurocrine Biosciences, Inc. (b)	8,488	814,084
United Therapeutics Corp. (b)	4,012	740,535
		3,469,469
Health Care Equipment & Supplies (3.7%)
Envista Holdings Corp. (b)	14,462	604,656
Globus Medical, Inc. - Class A (b)	7,015	537,489
Haemonetics Corp. (b)	4,570	322,596
Hill-Rom Holdings, Inc.	5,902	885,300
ICU Medical, Inc. (b)	1,791	417,984
Integra LifeSciences Holdings Corp. (b)	6,510	445,805
LivaNova PLC (b) (c)	4,740	375,361
Masimo Corp. (b)	4,543	1,229,835
Neogen Corp. (b)	9,638	418,578
NuVasive, Inc. (b)	4,561	272,976
Penumbra, Inc. (b)	3,118	830,947
Quidel Corp. (b)	3,397	479,487
STAAR Surgical Co. (b)	4,250	546,252
Tandem Diabetes Care, Inc. (b)	5,652	674,736
		8,042,002
Health Care Providers & Services (2.9%)
Acadia Healthcare Co., Inc. (b)	8,059	514,003
Amedisys, Inc. (b)	2,894	431,495
Chemed Corp.	1,411	656,284
Encompass Health Corp.	8,923	669,582
HealthEquity, Inc. (b)	7,478	484,275
LHC Group, Inc. (b)	2,795	438,564
Molina Healthcare, Inc. (b)	5,238	1,421,122
Option Care Health, Inc. (b)	12,404	300,921
Patterson Cos., Inc.	7,732	233,043
Progyny, Inc. (b)	6,173	345,688
R1 RCM, Inc. (b)	12,004	264,208
Tenet Healthcare Corp. (b)	9,600	637,824
		6,397,009

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Life Sciences Tools & Services (1.2%)
Medpace Holdings, Inc. (b)	2,546	$481,907
Repligen Corp. (b)	4,585	1,325,019
Syneos Health, Inc. (b)	9,206	805,341
		2,612,267
Pharmaceuticals (0.7%)
Jazz Pharmaceuticals PLC (b) (c)	5,423	706,129
Nektar Therapeutics (b)	16,483	296,034
Perrigo Co. PLC (c)	11,991	567,534
		1,569,697
Industrials (17.1%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc. (b)	5,924	1,036,819
Curtiss-Wright Corp.	3,634	458,538
Hexcel Corp. (b)	7,519	446,553
Mercury Systems, Inc. (b)	5,008	237,479
		2,179,389
Air Freight & Logistics (0.3%)
GXO Logistics, Inc. (b)	8,840	693,410

Airlines (0.2%)
JetBlue Airways Corp. (b)	28,521	436,086

Building Products (2.3%)
Builders FirstSource, Inc. (b)	18,582	961,433
Carlisle Cos., Inc.	4,675	929,343
Lennox International, Inc.	3,060	900,160
Owens Corning	9,248	790,704
Simpson Manufacturing Co., Inc.	3,891	416,220
Trex Co., Inc. (b)	10,344	1,054,364
		5,052,224
Commercial Services & Supplies (1.6%)
Clean Harbors, Inc. (b)	4,488	466,169
Herman Miller, Inc.	6,684	251,719
IAA, Inc. (b)	12,088	659,642
KAR Auction Services, Inc. (b)	10,688	175,176
MSA Safety, Inc.	3,268	476,148
Stericycle, Inc. (b)	8,237	559,869
Tetra Tech, Inc.	4,849	724,150
The Brink's Co.	4,465	282,634
		3,595,507
Construction & Engineering (1.2%)
AECOM (b)	12,919	815,835
Dycom Industries, Inc. (b)	2,667	189,997
EMCOR Group, Inc.	4,820	556,132
Fluor Corp. (b)	12,682	202,532
MasTec, Inc. (b)	5,090	439,165
Valmont Industries, Inc.	1,944	457,073
		2,660,734
Electrical Equipment (1.6%)
Acuity Brands, Inc.	3,182	551,663
EnerSys	3,807	283,393
Hubbell, Inc.	4,877	881,128
nVent Electric PLC (c)	15,076	487,407
Regal Beloit Corp.	3,634	546,336
Sunrun, Inc. (b)	18,468	812,592
		3,562,519
Machinery (4.8%)
AGCO Corp.	5,544	679,306
Colfax Corp. (b)	11,616	533,174
Crane Co.	4,462	423,042
Donaldson Co., Inc.	11,262	646,552
Flowserve Corp.	11,682	405,015
Graco, Inc.	15,222	1,065,083
ITT, Inc.	7,721	662,771
Kennametal, Inc.	7,498	256,657

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Lincoln Electric Holdings, Inc.	5,326	$685,936
Nordson Corp.	4,848	1,154,551
Oshkosh Corp.	6,155	630,087
Terex Corp.	6,259	263,504
The Middleby Corp. (b)	4,989	850,674
The Timken Co.	6,184	404,557
The Toro Co.	9,601	935,234
Trinity Industries, Inc.	7,435	202,009
Woodward, Inc.	5,704	645,693
		10,443,845
Marine (0.1%)
Kirby Corp. (b)	5,390	258,504
Professional Services (1.5%)
ASGN, Inc. (b)	4,744	536,736
CACI International, Inc. - Class A (b)	2,165	567,446
FTI Consulting, Inc. (b)	3,031	408,276
Insperity, Inc.	3,181	352,264
KBR, Inc.	12,625	497,425
Manpowergroup, Inc.	4,863	526,566
Science Applications International Corp.	5,197	444,655
		3,333,368
Road & Rail (1.7%)
Avis Budget Group, Inc. (b)	4,237	493,653
Knight-Swift Transportation Holdings, Inc.	14,885	761,368
Landstar System, Inc.	3,427	540,849
Ryder System, Inc.	4,808	397,669
Saia, Inc. (b)	2,362	562,227
Werner Enterprises, Inc.	5,544	245,433
XPO Logistics, Inc. (b)	8,840	703,487
		3,704,686
Trading Companies & Distributors (0.8%)
GATX Corp.	3,099	277,547
MSC Industrial Direct Co., Inc. - Class A	4,214	337,921
Univar Solutions, Inc. (b)	15,327	365,089
Watsco, Inc.	2,957	782,481
		1,763,038
Information Technology (13.2%)
Communications Equipment (0.8%)
Ciena Corp. (b)	13,879	712,687
Lumentum Holdings, Inc. (b)	6,806	568,573
NetScout Systems, Inc. (b)	6,636	178,840
ViaSat, Inc. (b)	6,576	362,140
		1,822,240
Computers & Peripherals (0.3%)
NCR Corp. (b)	11,784	456,748
Xerox Holdings Corp.	12,325	248,595
		705,343
Electronic Equipment, Instruments & Components (3.0%)
Arrow Electronics, Inc. (b)	6,440	723,148
Avnet, Inc.	8,923	329,883
Belden, Inc.	3,923	228,554
Cognex Corp.	15,847	1,271,246
Coherent, Inc. (b)	2,255	563,953
II-VI, Inc. (b)	9,406	558,340
Jabil, Inc.	13,078	763,363
Littelfuse, Inc.	2,250	614,858
National Instruments Corp.	11,926	467,857
SYNNEX Corp.	3,701	385,274
Vishay Intertechnology, Inc.	11,901	239,091
Vontier Corp.	15,149	509,006
		6,654,573
Interactive Media & Services (0.1%)
Yelp, Inc. (b)	6,201	230,925

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

IT Services (1.7%)
Alliance Data Systems Corp.	4,462	$450,171
Concentrix Corp. (b)	3,801	672,777
Genpact, Ltd. (c)	15,489	735,882
LiveRamp Holdings, Inc. (b)	6,091	287,678
MAXIMUS, Inc.	5,512	458,599
Sabre Corp. (b)	28,936	342,602
WEX, Inc. (b)	3,982	701,390
		3,649,099
Semiconductors & Semiconductor Equipment (3.4%)
Amkor Technology, Inc.	8,984	224,151
Brooks Automation, Inc.	6,663	681,958
Cirrus Logic, Inc. (b)	5,165	425,338
CMC Materials, Inc.	2,588	318,919
First Solar, Inc. (b)	8,867	846,444
Lattice Semiconductor Corp. (b)	12,231	790,734
MKS Instruments, Inc.	4,973	750,476
Semtech Corp. (b)	5,822	453,941
Silicon Laboratories, Inc. (b)	3,633	509,201
SolarEdge Technologies, Inc. (b)	4,667	1,237,782
Synaptics, Inc. (b)	3,114	559,679
Universal Display Corp.	3,843	656,999
		7,455,622
Software (3.9%)
ACI Worldwide, Inc. (b)	10,536	323,771
Aspen Technology, Inc. (b)	6,090	747,852
Blackbaud, Inc. (b)	3,770	265,220
CDK Global, Inc.	10,921	464,689
Cerence, Inc. (b)	3,390	325,813
CommVault Systems, Inc. (b)	4,113	309,750
Digital Turbine, Inc. (b)	7,842	539,138
Envestnet, Inc. (b)	4,889	392,293
Fair Isaac Corp. (b)	2,545	1,012,732
j2 Global, Inc. (b)	4,323	590,608
Manhattan Associates, Inc. (b)	5,686	870,129
Mimecast, Ltd. (b) (c)	5,482	348,655
Paylocity Holding Corp. (b)	3,555	996,822
Qualys, Inc. (b)	2,977	331,310
Sailpoint Technologies Holdings, Inc. (b)	8,335	357,405
Teradata Corp. (b)	9,784	561,112
		8,437,299
Leisure and Consumer Staples (1.1%)
Food & Staples Retailing (0.6%)
BJ's Wholesale Club Holdings, Inc. (b)	12,298	675,406
Performance Food Group Co. (b)	13,782	640,312
		1,315,718
Food Products (0.5%)
Darling Ingredients, Inc. (b)	14,534	1,044,995
Pilgrim's Pride Corp. (b)	4,317	125,538
		1,170,533
Materials (5.6%)
Chemicals (2.3%)
Ashland Global Holdings, Inc.	5,021	447,471
Avient Corp.	8,187	379,467
Cabot Corp.	5,065	253,858
Ingevity Corp. (b)	3,544	252,935
Minerals Technologies, Inc.	2,913	203,444
NewMarket Corp.	628	212,748
Olin Corp.	12,951	624,886
RPM International, Inc.	11,638	903,691
Sensient Technologies Corp.	3,780	344,282
The Chemours Co.	14,812	430,437
The Scotts Miracle-Gro Co.	3,637	532,311
Valvoline, Inc.	16,211	505,459
		5,090,989

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Construction Materials (0.2%)
Eagle Materials, Inc.	3,755	$492,506

Containers & Packaging (0.8%)
Aptargroup, Inc.	5,915	705,955
Greif, Inc. - Class A	2,324	150,130
Silgan Holdings, Inc.	7,525	288,659
Sonoco Products Co.	8,818	525,377
		1,670,121
Metals & Mining (2.0%)
Cleveland-Cliffs, Inc. (b)	40,783	807,911
Commercial Metals Co.	10,814	329,395
Compass Minerals International, Inc.	2,996	192,943
Reliance Steel & Aluminum Co.	5,693	810,797
Royal Gold, Inc.	5,883	561,768
Steel Dynamics, Inc.	17,390	1,016,967
United States Steel Corp.	24,225	532,223
Worthington Industries, Inc.	2,969	156,466
		4,408,470
Paper & Forest Products (0.3%)
Louisiana-Pacific Corp.	8,540	524,100

Real Estate (9.2%)
Diversified REITs (0.5%)
PS Business Parks, Inc.	1,777	278,527
STORE Capital Corp.	21,929	702,386
		980,913
Health Care REITs (0.8%)
Healthcare Realty Trust, Inc.	13,019	387,706
Medical Properties Trust, Inc.	53,423	1,072,200
Physicians Realty Trust	19,497	343,537
		1,803,443
Hotels & Resort REITs (0.2%)
Park Hotels & Resorts, Inc. (b)	21,209	405,940

Industrial REITs (0.9%)
EastGroup Properties, Inc.	3,578	596,202
First Industrial Realty Trust, Inc.	11,580	603,086
Rexford Industrial Realty, Inc.	12,273	696,493
		1,895,781
Office REITs (1.5%)
Corporate Office Properties Trust	10,074	271,797
Cousins Properties, Inc.	13,334	497,225
Douglas Emmett, Inc.	15,736	497,415
Highwoods Properties, Inc.	9,345	409,872
Hudson Pacific Properties, Inc.	13,674	359,216
JBG SMITH Properties	10,412	308,299
Kilroy Realty Corp.	9,399	622,308
SL Green Realty Corp.	6,022	426,598
		3,392,730
Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc. (b)	4,547	1,128,065

Residential REITs (1.2%)
American Campus Communities, Inc.	12,475	604,414
Apartment Income REIT Corp.	14,076	687,049
Camden Property Trust	8,977	1,323,838
		2,615,301
Retail REITs (1.0%)
Brixmor Property Group, Inc.	26,633	588,856
National Retail Properties, Inc.	15,748	680,156
Spirit Realty Capital, Inc.	10,681	491,753
The Macerich Co.	19,103	319,211
Urban Edge Properties	9,874	180,793
		2,260,769

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Specialized REITs (2.6%)
CoreSite Realty Corp.	3,947	$546,817
CyrusOne, Inc.	11,122	860,954
EPR Properties	6,708	331,241
Lamar Advertising Co. - Class A	7,781	882,755
Life Storage, Inc.	7,021	805,590
National Storage Affiliates Trust	7,314	386,106
Omega Healthcare Investors, Inc.	21,422	641,803
Pebblebrook Hotel Trust	11,782	264,035
PotlatchDeltic Corp.	6,012	310,099
Rayonier, Inc.	12,674	452,208
Sabra Health Care REIT, Inc.	19,785	291,235
		5,772,843
Utilities (3.0%)
Electric Utilities (1.0%)
ALLETE, Inc.	4,626	275,340
Hawaiian Electric Industries, Inc.	9,803	400,256
IDACORP, Inc.	4,530	468,311
OGE Energy Corp.	17,952	591,698
PNM Resources, Inc.	7,697	380,848
		2,116,453
Gas Utilities (1.1%)
National Fuel Gas Co.	8,177	429,456
New Jersey Resources Corp.	8,648	301,037
ONE Gas, Inc.	4,793	303,733
Southwest Gas Holdings, Inc.	5,230	349,782
Spire, Inc.	4,593	281,000
UGI Corp.	18,752	799,210
		2,464,218
Multi-Utilities (0.5%)
Black Hills Corp.	5,648	354,469
MDU Resources Group, Inc.	18,154	538,629
NorthWestern Corp.	4,594	263,236
		1,156,334
Water Utilities (0.4%)
Essential Utilities, Inc.	20,056	924,180
Total common stocks (cost: $136,032,886)		207,105,932

	Principal
Long-Term Debt Securities (0.4%)
Government Obligations (0.4%)
U.S. Treasury (0.5%)
U.S. Treasury Note, 1.750%, 05/15/22 (d)	$1,000,000	1,010,469
Total long-term debt securities (cost: $1,010,449)		1,010,469

	Shares
Short-Term Securities (5.5%)
Investment Companies (5.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.025%	12,032,234	12,032,234
Total short-term securities (cost: $12,032,234)		12,032,234
Total investments in securities (cost: $149,075,569) (e)		220,148,635
Liabilities in excess of cash and other assets (-0.1%)		(185,296)
Total net assets (100.0%)		$219,963,339

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 2.9% of net assets in foreign securities at September 30, 2021.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Holdings of Open Futures Contracts

On September 30, 2021, securities with an aggregate market value of $1,010,469 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400® E-Mini Index Future	December 2021	48	Long	$12,949,733	$12,639,360	$(310,373)

(e)	At September 30, 2021, the cost of investments for federal income tax purposes was $148,939,838. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$76,391,739
Gross unrealized depreciation	(5,493,315)
Net unrealized appreciation	$70,898,424

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities

September 30, 2021

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.1%)
Communication Services (1.6%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	214,311	$5,788,540
Lumen Technologies, Inc.	29,856	369,916
Verizon Communications, Inc.	124,268	6,711,715
		12,870,171
Interactive Media & Services (0.1%)
Match Group, Inc. (b)	8,308	1,304,273

Media (0.1%)
Fox Corp. - Class A	9,707	389,348
Fox Corp. - Class B	4,451	165,221
ViacomCBS, Inc. - Class B	18,183	718,410
		1,272,979
Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc. (b)	17,605	2,249,215

Consumer Discretionary (14.7%)
Auto Components (0.1%)
Aptiv PLC (b) (c)	8,034	1,196,825
BorgWarner, Inc.	7,188	310,593
		1,507,418
Automobiles (2.1%)
Ford Motor Co. (b)	117,778	1,667,736
General Motors Co. (b)	43,574	2,296,786
Tesla, Inc. (b)	24,356	18,887,591
		22,852,113
Distributors (0.1%)
Genuine Parts Co.	4,210	510,378
LKQ Corp. (b)	8,115	408,347
Pool Corp.	1,170	508,260
		1,426,985
Entertainment (0.8%)
The Walt Disney Co. (b)	54,542	9,226,870

Hotels & Resort REITs (0.1%)
Hilton Worldwide Holdings, Inc. (b)	8,265	1,091,889

Hotels, Restaurants & Leisure (1.9%)
Booking Holdings, Inc. (b)	1,274	3,024,310
Caesars Entertainment, Inc. (b)	6,406	719,266
Carnival Corp. (b) (c)	23,968	599,440
Chipotle Mexican Grill, Inc. (b)	849	1,543,074
Darden Restaurants, Inc.	3,838	581,342
Domino's Pizza, Inc.	1,170	558,043
Las Vegas Sands Corp. (b)	10,319	377,675
Marriott International, Inc. Class A (b)	8,111	1,201,158
McDonald's Corp.	22,415	5,404,481
MGM Resorts International	12,005	518,016
Norwegian Cruise Line Holdings, Ltd. (b) (c)	11,106	296,641
Penn National Gaming, Inc. (b)	4,706	340,997
Royal Caribbean Cruises, Ltd. (b) (c)	6,727	598,367
Starbucks Corp.	35,391	3,903,981
Wynn Resorts, Ltd. (b)	3,125	264,844
Yum! Brands, Inc.	8,874	1,085,379
		21,017,014
Household Durables (0.4%)
DR Horton, Inc.	9,783	821,478
Garmin, Ltd. (c)	4,556	708,276
Leggett & Platt, Inc.	3,919	175,728
Lennar Corp. - Class A	8,170	765,366
Mohawk Industries, Inc. (b)	1,613	286,146

See accompanying notes to investments in securities.

SFT Index 500 Fund
Investments in Securities – continued

Newell Brands, Inc.	11,323	$250,691
NVR, Inc. (b)	109	522,555
PulteGroup, Inc.	7,789	357,671
Whirlpool Corp.	1,835	374,083
		4,261,994
Internet & Catalog Retail (4.7%)
Amazon.com, Inc. (b)	13,111	43,070,159
Etsy, Inc. (b)	3,721	773,819
Expedia Group, Inc. (b)	4,293	703,623
Netflix, Inc. (b)	13,285	8,108,367
		52,655,968
Leisure Equipment & Products (0.0%)
Hasbro, Inc.	3,835	342,159

Media (1.1%)
Charter Communications, Inc. Class A (b)	3,807	2,769,821
Comcast Corp. Class A	137,480	7,689,256
Discovery, Inc. - Class A (b)	5,018	127,357
Discovery, Inc. - Class C (b)	9,018	218,867
DISH Network Corp. - Class A (b)	7,445	323,560
Live Nation Entertainment, Inc. (b)	3,954	360,328
News Corp. - Class A	11,725	275,889
News Corp. - Class B	3,593	83,465
Omnicom Group, Inc.	6,356	460,556
The Interpublic Group of Cos., Inc.	11,813	433,183
		12,742,282
Multiline Retail (0.5%)
Dollar General Corp.	7,069	1,499,618
Dollar Tree, Inc. (b)	6,939	664,201
Target Corp.	14,849	3,397,006
		5,560,825
Specialty Retail (2.2%)
Advance Auto Parts, Inc.	1,898	396,473
AutoZone, Inc. (b)	676	1,147,841
Bath & Body Works, Inc.	7,945	500,773
Best Buy Co., Inc.	6,765	715,128
CarMax, Inc. (b)	4,856	621,374
Lowe's Cos., Inc.	21,217	4,304,081
O'Reilly Automotive, Inc. (b)	2,041	1,247,173
Ross Stores, Inc.	10,655	1,159,797
The Gap, Inc.	6,460	146,642
The Home Depot, Inc.	31,914	10,476,090
The TJX Cos., Inc.	36,213	2,389,334
Tractor Supply Co.	3,409	690,697
Ulta Beauty, Inc. (b)	1,678	605,624
		24,401,027
Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc.	10,436	179,082
NIKE, Inc. Class B	38,362	5,571,313
PVH Corp. (b)	2,092	215,037
Ralph Lauren Corp.	1,433	159,120
Tapestry, Inc.	8,272	306,229
Under Armour, Inc. - Class A (b)	5,624	113,492
Under Armour, Inc. - Class C (b)	6,255	109,588
VF Corp.	9,694	649,401
		7,303,262
Consumer Staples (6.0%)
Beverages (1.4%)
Brown-Forman Corp. - Class B	5,418	363,060
Constellation Brands, Inc. Class A	5,019	1,057,453
Molson Coors Beverage Co. - Class B	5,614	260,377
Monster Beverage Corp. (b)	11,173	992,498
PepsiCo, Inc.	41,485	6,239,759
The Coca-Cola Co.	116,609	6,118,474
		15,031,621

See accompanying notes to investments in securities.

SFT Index 500 Fund
Investments in Securities – continued

Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	13,269	$5,962,425
CVS Health Corp.	39,607	3,361,050
Sysco Corp.	15,355	1,205,368
The Kroger Co.	20,410	825,176
Walgreens Boots Alliance, Inc.	21,549	1,013,881
Walmart, Inc.	42,895	5,978,705
		18,346,605
Food Products (0.9%)
Archer-Daniels-Midland Co.	16,789	1,007,508
Campbell Soup Co.	6,089	254,581
Conagra Brands, Inc.	14,417	488,304
General Mills, Inc.	18,197	1,088,544
Hormel Foods Corp.	8,364	342,924
Kellogg Co.	7,647	488,796
Lamb Weston Holdings, Inc.	4,297	263,707
McCormick & Co., Inc.	7,391	598,893
Mondelez International, Inc. - Class A	41,956	2,441,000
The Hershey Co.	4,365	738,776
The JM Smucker Co.	3,241	389,017
The Kraft Heinz Co.	20,196	743,617
Tyson Foods, Inc. - Class A	8,787	693,646
		9,539,313
Household Products (1.3%)
Church & Dwight Co., Inc.	7,273	600,532
Colgate-Palmolive Co.	25,318	1,913,534
Kimberly-Clark Corp.	10,107	1,338,571
The Clorox Co.	3,620	599,508
The Procter & Gamble Co.	72,860	10,185,828
		14,637,973
Personal Care (0.2%)
The Estee Lauder Cos., Inc. Class A	6,931	2,078,815

Tobacco (0.6%)
Altria Group, Inc.	55,351	2,519,578
Philip Morris International, Inc.	46,780	4,434,276
		6,953,854
Energy (2.6%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	24,867	614,961
Halliburton Co.	26,728	577,859
Schlumberger NV (c)	41,974	1,244,110
		2,436,930
Oil, Gas & Consumable Fuels (2.4%)
APA Corp.	11,322	242,630
Cabot Oil & Gas Corp.	11,979	260,663
Chevron Corp.	58,047	5,888,868
ConocoPhillips	40,193	2,723,880
Devon Energy Corp.	18,898	671,068
Diamondback Energy, Inc.	5,108	483,574
EOG Resources, Inc.	17,524	1,406,652
Exxon Mobil Corp.	127,073	7,474,434
Hess Corp.	8,231	642,923
Kinder Morgan, Inc.	58,506	978,805
Marathon Oil Corp.	23,664	323,487
Marathon Petroleum Corp.	19,156	1,184,032
Occidental Petroleum Corp.	26,625	787,568
Phillips 66	13,119	918,724
Pioneer Natural Resources Co.	6,810	1,133,933
The Williams Cos., Inc.	36,467	945,954
Valero Energy Corp.	12,258	865,047
		26,932,242
Financial (11.2%)
Capital Markets (3.0%)
Ameriprise Financial, Inc.	3,414	901,706
BlackRock, Inc.	4,311	3,615,463

See accompanying notes to investments in securities.

SFT Index 500 Fund
Investments in Securities – continued

CBOE Global Markets, Inc.	3,154	$390,654
CME Group, Inc.	10,747	2,078,255
Franklin Resources, Inc.	8,452	251,193
Intercontinental Exchange, Inc.	16,903	1,940,802
Invesco, Ltd. (c)	10,248	247,079
MarketAxess Holdings, Inc.	1,169	491,787
Moody's Corp.	4,907	1,742,525
Morgan Stanley	43,812	4,263,346
MSCI, Inc.	2,547	1,549,442
Nasdaq, Inc.	3,475	670,745
Northern Trust Corp.	6,252	674,028
Raymond James Financial, Inc.	5,481	505,787
S&P Global, Inc.	7,234	3,073,654
State Street Corp.	10,992	931,242
T Rowe Price Group, Inc.	6,741	1,325,955
The Bank of New York Mellon Corp.	23,836	1,235,658
The Charles Schwab Corp.	45,060	3,282,170
The Goldman Sachs Group, Inc.	10,118	3,824,908
		32,996,399
Commercial Banks (4.3%)
Bank of America Corp.	222,269	9,435,319
Citigroup, Inc.	60,835	4,269,400
Citizens Financial Group, Inc.	12,763	599,606
Comerica, Inc.	4,019	323,530
Fifth Third Bancorp	20,732	879,866
First Republic Bank	5,255	1,013,584
Huntington Bancshares, Inc.	44,319	685,172
JPMorgan Chase & Co.	89,691	14,681,520
KeyCorp	28,706	620,624
M&T Bank Corp.	3,848	574,660
People's United Financial, Inc.	12,845	224,402
Regions Financial Corp.	28,651	610,553
SVB Financial Group (b)	1,777	1,149,506
The PNC Financial Services Group, Inc.	12,730	2,490,497
Truist Financial Corp.	40,065	2,349,812
US Bancorp	40,496	2,407,082
Wells Fargo & Co.	123,256	5,720,311
Zions Bancorp NA	4,799	297,010
		48,332,454
Consumer Finance (0.7%)
American Express Co.	19,314	3,235,675
Capital One Financial Corp.	13,390	2,168,778
Discover Financial Services	8,988	1,104,176
Synchrony Financial	17,099	835,799
		7,344,428
Insurance (3.2%)
Aflac, Inc.	18,522	965,552
American International Group, Inc.	25,669	1,408,971
Aon PLC (c)	6,776	1,936,378
Arthur J Gallagher & Co.	6,145	913,454
Assurant, Inc.	1,755	276,851
Berkshire Hathaway, Inc. - Class B (b)	55,639	15,186,109
Brown & Brown, Inc.	7,015	388,982
Chubb, Ltd. (c)	13,169	2,284,558
Cincinnati Financial Corp.	4,406	503,253
Everest Re Group, Ltd. (c)	1,152	288,899
Globe Life, Inc.	2,774	246,969
Lincoln National Corp.	5,302	364,512
Loews Corp.	6,100	328,973
Marsh & McLennan Cos., Inc.	15,206	2,302,645
MetLife, Inc.	21,862	1,349,541
Principal Financial Group, Inc.	7,492	482,485
Prudential Financial, Inc.	11,610	1,221,372
The Allstate Corp.	8,875	1,129,876
The Hartford Financial Services Group, Inc.	10,421	732,075
The Progressive Corp.	17,564	1,587,610
The Travelers Cos., Inc.	7,488	1,138,251
Willis Towers Watson PLC (c)	3,809	885,440

See accompanying notes to investments in securities.

SFT Index 500 Fund
Investments in Securities – continued

WR Berkley Corp.	4,166	$304,868
		36,227,624
Health Care (12.7%)
Biotechnology (1.9%)
AbbVie, Inc.	53,042	5,721,640
Amgen, Inc.	17,044	3,624,407
Biogen, Inc. (b)	4,445	1,257,891
Gilead Sciences, Inc.	37,633	2,628,665
Incyte Corp. (b)	5,588	384,343
Moderna, Inc. (b)	10,541	4,056,809
Regeneron Pharmaceuticals, Inc. (b)	3,211	1,943,233
Vertex Pharmaceuticals, Inc. (b)	7,727	1,401,600
		21,018,588
Health Care Equipment & Supplies (3.7%)
Abbott Laboratories	53,212	6,285,934
ABIOMED, Inc. (b)	1,325	431,314
Align Technology, Inc. (b)	2,232	1,485,240
Baxter International, Inc.	15,005	1,206,852
Becton Dickinson and Co.	8,620	2,118,968
Boston Scientific Corp. (b)	42,737	1,854,358
Danaher Corp.	19,071	5,805,975
Dentsply Sirona, Inc.	6,479	376,106
DexCom, Inc. (b)	2,886	1,578,238
Edwards Lifesciences Corp. (b)	18,709	2,118,046
Hologic, Inc. (b)	7,608	561,547
IDEXX Laboratories, Inc. (b)	2,588	1,609,477
Intuitive Surgical, Inc. (b)	3,556	3,535,197
Medtronic PLC (c)	40,338	5,056,368
ResMed, Inc.	4,306	1,134,846
STERIS PLC (c)	2,975	607,733
Stryker Corp.	10,080	2,658,298
Teleflex, Inc.	1,454	547,504
The Cooper Cos., Inc.	1,466	605,913
West Pharmaceutical Services, Inc.	2,230	946,724
Zimmer Biomet Holdings, Inc.	6,238	912,994
		41,437,632
Health Care Providers & Services (2.2%)
AmerisourceBergen Corp.	4,412	527,013
Anthem, Inc.	7,318	2,728,150
Cardinal Health, Inc.	8,706	430,599
Centene Corp. (b)	17,500	1,090,425
Cigna Corp.	10,208	2,043,233
DaVita, Inc. (b)	1,998	232,288
HCA Healthcare, Inc.	7,399	1,795,885
Henry Schein, Inc. (b)	4,183	318,577
Humana, Inc.	3,830	1,490,445
Laboratory Corp. of America Holdings (b)	2,884	811,673
McKesson Corp.	4,642	925,522
Quest Diagnostics, Inc.	3,667	532,852
UnitedHealth Group, Inc.	28,302	11,058,724
Universal Health Services, Inc. - Class B	2,230	308,565
		24,293,951
Health Care Technology (0.1%)
Cerner Corp.	8,872	625,653

Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	9,091	1,432,105
Bio-Rad Laboratories, Inc. - Class A (b)	692	516,197
Bio-Techne Corp.	1,170	566,947
Charles River Laboratories International, Inc. (b)	1,510	623,132
Illumina, Inc. (b)	4,440	1,800,908
IQVIA Holdings, Inc. (b)	5,733	1,373,283
Mettler-Toledo International, Inc. (b)	707	973,794
PerkinElmer, Inc.	3,334	577,749
Thermo Fisher Scientific, Inc.	11,808	6,746,265
Waters Corp. (b)	1,844	658,861
		15,269,241

See accompanying notes to investments in securities.

SFT Index 500 Fund
Investments in Securities – continued

Pharmaceuticals (3.5%)
Bristol-Myers Squibb Co.	66,698	$3,946,521
Catalent, Inc. (b)	5,021	668,144
Eli Lilly & Co.	23,831	5,506,153
Johnson & Johnson	79,015	12,760,922
Merck & Co., Inc.	75,980	5,706,858
Organon & Co.	7,515	246,417
Pfizer, Inc.	168,288	7,238,067
Viatris, Inc.	36,297	491,824
Zoetis, Inc.	14,225	2,761,641
		39,326,547
Industrials (7.9%)
Aerospace & Defense (1.5%)
General Dynamics Corp.	6,947	1,361,820
Howmet Aerospace, Inc.	11,586	361,483
Huntington Ingalls Industries, Inc.	1,189	229,548
L3Harris Technologies, Inc.	6,031	1,328,268
Lockheed Martin Corp.	7,416	2,559,262
Northrop Grumman Corp.	4,543	1,636,162
Raytheon Technologies Corp.	45,259	3,890,464
Teledyne Technologies, Inc. (b)	1,368	587,665
The Boeing Co. (b)	16,538	3,637,368
TransDigm Group, Inc. (b)	1,569	979,950
		16,571,990
Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	3,950	343,650
Expeditors International of Washington, Inc.	5,039	600,296
FedEx Corp.	7,413	1,625,597
United Parcel Service, Inc. Class B	21,840	3,977,064
		6,546,607
Airlines (0.3%)
Alaska Air Group, Inc. (b)	3,743	219,340
American Airlines Group, Inc. (b)	19,406	398,211
Delta Air Lines, Inc. (b)	19,207	818,410
Southwest Airlines Co. (b)	17,758	913,294
United Airlines Holdings, Inc. (b)	9,713	462,048
		2,811,303
Building Products (0.5%)
Allegion PLC (c)	2,638	348,691
AO Smith Corp.	3,950	241,226
Carrier Global Corp.	26,044	1,348,037
Fortune Brands Home & Security, Inc.	4,097	366,354
Johnson Controls International PLC (c)	21,377	1,455,346
Masco Corp.	7,418	412,070
Trane Technologies PLC (c)	7,132	1,231,340
		5,403,064
Commercial Services & Supplies (0.4%)
Cintas Corp.	2,590	985,909
Copart, Inc. (b)	6,390	886,421
Republic Services, Inc.	6,216	746,293
Rollins, Inc.	6,794	240,032
Waste Management, Inc.	11,628	1,736,758
		4,595,413
Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	3,907	517,794
Quanta Services, Inc.	4,151	472,467
		990,261
Electrical Equipment (0.5%)
AMETEK, Inc.	6,930	859,389
Eaton Corp. PLC (c)	11,939	1,782,612
Emerson Electric Co.	17,943	1,690,231
Generac Holdings, Inc. (b)	1,917	783,420
Rockwell Automation, Inc.	3,513	1,032,963
		6,148,615

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Industrial Conglomerates (1.1%)
3M Co.	17,368	$3,046,695
General Electric Co.	32,947	3,394,530
Honeywell International, Inc.	20,722	4,398,866
Roper Technologies, Inc.	3,162	1,410,663
Textron, Inc.	6,719	469,053
		12,719,807
IT Services (0.0%)
Leidos Holdings, Inc.	4,249	408,456

Machinery (1.5%)
Caterpillar, Inc.	16,432	3,154,451
Cummins, Inc.	4,310	967,854
Deere & Co.	8,520	2,854,796
Dover Corp.	4,280	665,540
Fortive Corp.	10,757	759,121
IDEX Corp.	2,249	465,431
Illinois Tool Works, Inc.	8,587	1,774,332
Ingersoll Rand, Inc. (b)	12,161	613,036
Otis Worldwide Corp.	12,810	1,054,007
PACCAR, Inc.	10,379	819,111
Parker Hannifin Corp.	3,905	1,091,916
Pentair PLC (c)	4,949	359,446
Snap-On, Inc.	1,555	324,917
Stanley Black & Decker, Inc.	4,882	855,863
Westinghouse Air Brake Technologies Corp.	5,673	489,069
Xylem, Inc.	5,351	661,812
		16,910,702
Professional Services (0.4%)
Equifax, Inc.	3,663	928,277
IHS Markit, Ltd. (c)	11,964	1,395,242
Nielsen Holdings PLC (c)	10,710	205,525
Robert Half International, Inc.	3,352	336,306
United Rentals, Inc. (b)	2,193	769,590
Verisk Analytics, Inc.	4,756	952,484
		4,587,424
Road & Rail (0.9%)
CSX Corp.	67,670	2,012,506
JB Hunt Transport Services, Inc.	2,471	413,200
Kansas City Southern	2,670	722,609
Norfolk Southern Corp.	7,413	1,773,560
Old Dominion Freight Line, Inc.	2,850	815,043
Union Pacific Corp.	19,574	3,836,700
		9,573,618
Trading Companies & Distributors (0.1%)
Fastenal Co.	17,251	890,324
WW Grainger, Inc.	1,286	505,475
		1,395,799
Information Technology (34.0%)
Communications Equipment (0.8%)
Arista Networks, Inc. (b)	1,729	594,154
Cisco Systems, Inc.	126,492	6,884,959
F5 Networks, Inc. (b)	1,821	361,978
Juniper Networks, Inc.	9,759	268,568
Motorola Solutions, Inc.	5,045	1,172,054
		9,281,713
Computers & Peripherals (6.1%)
Apple, Inc. (d)	471,355	66,696,733
NetApp, Inc.	6,687	600,225
Seagate Technology Holdings PLC (c)	6,285	518,638
Western Digital Corp. (b)	9,134	515,523
		68,331,119
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. - Class A	17,954	1,314,772
CDW Corp.	4,127	751,197

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Corning, Inc.	23,070	$841,824
IPG Photonics Corp. (b)	998	158,083
Keysight Technologies, Inc. (b)	5,462	897,352
TE Connectivity, Ltd. (c)	9,845	1,350,931
Trimble, Inc. (b)	7,453	613,009
		5,927,168
Interactive Media & Services (6.7%)
Akamai Technologies, Inc. (b)	4,823	504,438
Alphabet, Inc. Class A (b)	9,041	24,171,294
Alphabet, Inc. Class C (b)	8,457	22,540,527
eBay, Inc.	19,511	1,359,331
Facebook, Inc. Class A (b)	71,552	24,284,033
Twitter, Inc. (b)	23,951	1,446,401
		74,306,024
IT Services (4.8%)
Accenture PLC - Class A (c)	19,034	6,089,357
Automatic Data Processing, Inc.	12,699	2,538,784
Broadridge Financial Solutions, Inc.	3,441	573,408
Cognizant Technology Solutions Corp. - Class A	15,776	1,170,737
DXC Technology Co. (b)	7,561	254,125
Fidelity National Information Services, Inc.	18,540	2,255,947
Fiserv, Inc. (b)	17,888	1,940,848
FleetCor Technologies, Inc. (b)	2,494	651,607
Gartner, Inc. (b)	2,511	763,043
Global Payments, Inc.	8,803	1,387,177
International Business Machines Corp.	26,903	3,737,634
Jack Henry & Associates, Inc.	2,188	358,963
Mastercard, Inc. Class A	26,148	9,091,137
Paychex, Inc.	9,587	1,078,058
PayPal Holdings, Inc. (b)	35,269	9,177,347
The Western Union Co.	12,196	246,603
VeriSign, Inc. (b)	2,888	592,069
Visa, Inc. Class A	50,655	11,283,401
		53,190,245
Office Electronics (0.1%)
Zebra Technologies Corp. - Class A (b)	1,610	829,826

Semiconductors & Semiconductor Equipment (5.5%)
Advanced Micro Devices, Inc. (b)	36,407	3,746,280
Analog Devices, Inc.	16,133	2,701,955
Applied Materials, Inc.	27,433	3,531,450
Broadcom, Inc.	12,314	5,971,428
Enphase Energy, Inc. (b)	4,018	602,579
Intel Corp.	121,773	6,488,065
KLA Corp.	4,585	1,533,728
Lam Research Corp.	4,258	2,423,441
Microchip Technology, Inc.	8,210	1,260,153
Micron Technology, Inc.	33,790	2,398,414
Monolithic Power Systems, Inc.	1,310	634,931
NVIDIA Corp.	74,799	15,495,361
NXP Semiconductors NV (c)	7,958	1,558,734
Qorvo, Inc. (b)	3,259	544,872
QUALCOMM, Inc.	33,857	4,366,876
Skyworks Solutions, Inc.	4,928	812,036
Teradyne, Inc.	4,864	531,003
Texas Instruments, Inc.	27,710	5,326,139
Xilinx, Inc.	7,394	1,116,420
		61,043,865
Software (9.4%)
Activision Blizzard, Inc.	23,343	1,806,515
Adobe, Inc. (b)	14,300	8,232,796
ANSYS, Inc. (b)	2,627	894,362
Autodesk, Inc. (b)	6,604	1,883,263
Cadence Design Systems, Inc. (b)	8,306	1,257,861
Ceridian HCM Holding, Inc. (b)	4,048	455,886
Citrix Systems, Inc.	3,728	400,275
Electronic Arts, Inc.	8,541	1,214,957
Fortinet, Inc. (b)	4,039	1,179,549

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Intuit, Inc.	8,202	$4,425,061
Microsoft Corp.	225,564	63,591,003
NortonLifeLock, Inc.	17,447	441,409
Oracle Corp.	49,444	4,308,056
Paycom Software, Inc. (b)	1,440	713,880
PTC, Inc. (b)	3,100	371,349
Salesforce.com, Inc. (b)	29,161	7,909,046
ServiceNow, Inc. (b)	5,980	3,721,175
Synopsys, Inc. (b)	4,546	1,361,118
Take-Two Interactive Software, Inc. (b)	3,404	524,454
Tyler Technologies, Inc. (b)	1,286	589,824
		105,281,839
Technology Hardware Storage & Peripherals (0.1%)
Hewlett Packard Enterprise Co.	39,198	558,572
HP, Inc.	36,056	986,492
		1,545,064
Materials (2.4%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	6,644	1,701,595
Albemarle Corp.	3,492	764,643
Celanese Corp.	3,281	494,250
CF Industries Holdings, Inc.	6,425	358,644
Corteva, Inc.	22,037	927,317
Dow, Inc.	22,384	1,288,423
DuPont de Nemours, Inc.	15,699	1,067,375
Eastman Chemical Co.	4,005	403,464
Ecolab, Inc.	7,470	1,558,391
FMC Corp.	3,784	346,463
International Flavors & Fragrances, Inc.	7,384	987,388
Linde PLC (c)	15,500	4,547,390
LyondellBasell Industries NV - Class A (c)	7,932	744,418
PPG Industries, Inc.	7,025	1,004,645
The Mosaic Co.	10,319	368,595
The Sherwin-Williams Co.	7,226	2,021,329
		18,584,330
Commercial Services & Supplies (0.0%)
Avery Dennison Corp.	2,430	503,520

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,899	648,850
Vulcan Materials Co.	3,947	667,675
		1,316,525
Containers & Packaging (0.3%)
Amcor PLC (c)	46,277	536,351
Ball Corp.	9,799	881,616
International Paper Co.	11,731	655,998
Packaging Corp. of America	2,782	382,358
Sealed Air Corp.	4,494	246,226
WestRock Co.	7,935	395,401
		3,097,950
Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	44,064	1,433,402
Newmont Corp.	23,986	1,302,440
Nucor Corp.	8,815	868,189
		3,604,031
Real Estate (2.5%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc.	16,177	541,606
Ventas, Inc.	11,828	653,024
Welltower, Inc.	12,627	1,040,464
		2,235,094
Hotels & Resort REITs (0.0%)
Host Hotels & Resorts, Inc. (b)	21,409	349,609

Industrial REITs (0.3%)
Duke Realty Corp.	11,297	540,788

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

ProLogis, Inc.	22,189	$2,783,166
		3,323,954
Office REITs (0.1%)
Alexandria Real Estate Equities, Inc.	4,163	795,424
Boston Properties, Inc.	4,205	455,612
Vornado Realty Trust	4,677	196,481
		1,447,517
Real Estate Services (0.1%)
CBRE Group, Inc. - Class A (b)	10,033	976,813

Residential REITs (0.3%)
AvalonBay Communities, Inc.	4,141	917,811
Equity Residential	10,228	827,650
Essex Property Trust, Inc.	1,910	610,703
Mid-America Apartment Communities, Inc.	3,433	641,113
UDR, Inc.	8,375	443,708
		3,440,985
Retail REITs (0.3%)
Federal Realty Investment Trust	2,047	241,526
Kimco Realty Corp.	18,415	382,111
Realty Income Corp.	11,687	758,019
Regency Centers Corp.	4,588	308,910
Simon Property Group, Inc.	9,817	1,275,915
		2,966,481
Specialized REITs (1.2%)
American Tower Corp.	13,661	3,625,766
Crown Castle International Corp.	12,952	2,244,840
Digital Realty Trust, Inc.	8,472	1,223,780
Equinix, Inc.	2,752	2,174,438
Extra Space Storage, Inc.	3,926	659,529
Iron Mountain, Inc.	8,595	373,453
Public Storage	4,530	1,345,863
SBA Communications Corp.	3,334	1,102,120
Weyerhaeuser Co.	22,505	800,503
		13,550,292
Utilities (2.5%)
Electric Utilities (1.5%)
Alliant Energy Corp.	7,419	415,316
American Electric Power Co., Inc.	15,015	1,218,918
Duke Energy Corp.	23,092	2,253,548
Edison International	11,365	630,416
Entergy Corp.	5,983	594,172
Evergy, Inc.	6,820	424,204
Eversource Energy	10,259	838,776
Exelon Corp.	29,350	1,418,779
FirstEnergy Corp.	16,334	581,817
NextEra Energy, Inc.	58,883	4,623,493
Pinnacle West Capital Corp.	3,375	244,215
PPL Corp.	23,100	644,028
The Southern Co.	31,781	1,969,469
Xcel Energy, Inc.	16,140	1,008,750
		16,865,901
Gas Utilities (0.1%)
Atmos Energy Corp.	3,873	341,599
ONEOK, Inc.	13,369	775,268
		1,116,867
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.	7,261	296,466
The AES Corp.	20,001	456,623
		753,089
Multi-Utilities (0.7%)
Ameren Corp.	7,687	622,647
CenterPoint Energy, Inc.	17,795	437,757
CMS Energy Corp.	8,604	513,917
Consolidated Edison, Inc.	10,606	769,890

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Dominion Energy, Inc.	24,267	$1,771,976
DTE Energy Co.	5,747	641,997
NiSource, Inc.	11,717	283,903
Public Service Enterprise Group, Inc.	15,175	924,158
Sempra Energy	9,507	1,202,635
WEC Energy Group, Inc.	9,418	830,668
		7,999,548
Water Utilities (0.1%)
American Water Works Co., Inc.	5,432	918,225
Total common stocks (cost: $336,473,412)		1,096,366,967
Short-Term Securities (1.9%)
Investment Companies (1.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.025%	21,336,689	21,336,689
Total short-term securities (cost: $21,336,689)		21,336,689
Total investments in securities (cost: $357,810,101) (e)		1,117,703,656
Liabilities in excess of cash and other assets (0.0%)		(540,212)
Total net assets (100.0%)		$1,117,163,444

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 3.4% of net assets in foreign securities at September 30, 2021.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2021, securities with an aggregate market value of $19,810,000 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	December 2021	93	Long	$20,785,247	$19,984,537	$(800,710)

(e)	At September 30, 2021, the cost of investments for federal income tax purposes was $359,373,851. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$763,918,214
Gross unrealized depreciation	(6,389,119)
Net unrealized appreciation	$757,529,095

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities

September 30, 2021

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (97.3%)
Australia (6.3%)
Financial (2.0%)
Commonwealth Bank of Australia (USD)
0.450%, 07/07/25 (SOFRRATE + 0.400%) (c) (d)	1,860,000	$1,862,809

Government (4.3%)
Australia Government Bond (AUD)
5.750%, 07/15/22	2,370,000	1,787,964
New South Wales Treasury Corp. (AUD)
4.000%, 04/20/23	530,000	405,633
Queensland Treasury Corp. (AUD)
4.250%, 07/21/23 (d)	1,050,000	813,092
Western Australian Treasury Corp. (AUD)
6.000%, 10/16/23	1,110,000	895,404
		3,902,093
Brazil (2.7%)
Government (2.7%)
Brazil Notas do Tesouro Nacional Serie F (BRL)
10.000%, 01/01/27	10,750,000	1,923,108
10.000%, 01/01/29	2,940,000	516,133
		2,439,241
Canada (5.2%)
Financial (5.2%)
Bank of Montreal (USD)
0.730%, 03/10/23 (SOFRRATE + 0.680%) (c)	1,600,000	1,610,246
Canadian Imperial Bank of Commerce (USD)
0.850%, 03/17/23 (SOFRRATE + 0.800%) (c)	1,320,000	1,331,550
The Bank of Nova Scotia (USD)
0.600%, 09/15/23 (SOFRRATE + 0.550%) (c)	1,810,000	1,820,824
		4,762,620
Colombia (3.5%)
Government (3.5%)
Colombian TES (COP)
6.000%, 04/28/28	7,900,000,000	1,943,639
6.250%, 11/26/25	4,800,000,000	1,255,301
		3,198,940
Mexico (10.0%)
Energy (1.3%)
Petroleos Mexicanos (USD)
7.690%, 01/23/50	1,300,000	1,223,015

Government (8.7%)
Mexican Bonos (MXN)
7.750%, 11/13/42	53,400,000	2,631,642
8.000%, 11/07/47	17,300,000	870,111
8.500%, 05/31/29	40,800,000	2,178,130
8.500%, 11/18/38	42,800,000	2,269,196
		7,949,079
Russia (0.5%)
Government (0.5%)
Russian Federal Bond - OFZ (RUB)
7.650%, 04/10/30	29,000,000	410,347

South Africa (4.8%)
Government (4.8%)
Republic of South Africa Government Bond (ZAR)
6.500%, 02/28/41	40,570,000	1,760,631
8.750%, 02/28/48	48,020,000	2,630,295
		4,390,926

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities – continued

South Korea (7.4%)
Government (7.4%)
Korea Treasury Bond (KRW)
1.875%, 03/10/51	2,350,000,000	$1,838,939
2.000%, 06/10/31	5,850,000,000	4,869,290
		6,708,229
United States (56.9%)
Consumer, Cyclical (0.9%)
General Motors Co. (USD)
6.250%, 10/02/43	355,000	477,684
6.800%, 10/01/27	250,000	312,186
		789,870
Energy (1.0%)
Exxon Mobil Corp. (USD)
3.452%, 04/15/51	65,000	69,131
Occidental Petroleum Corp. (USD)
4.200%, 03/15/48	270,000	258,525
4.400%, 04/15/46	425,000	421,281
4.400%, 08/15/49	200,000	196,250
		945,187
Financial (1.6%)
Athene Global Funding (USD)
0.750%, 05/24/24 (SOFRRATE + 0.700%) (c) (d)	1,460,000	1,465,713

Government (50.2%)
U.S. Treasury Note (USD)
0.064%, 07/31/23 (3-Month U.S. Treasury Money Market Yield + 0.029%) (c)	3,965,000	3,964,984
U.S. Treasury Note (USD)
0.069%, 04/30/23 (3-Month U.S. Treasury Money Market Yield + 0.034%) (c)	1,095,000	1,095,210
U.S. Treasury Note (USD)
0.084%, 01/31/23 (3-Month U.S. Treasury Money Market Yield + 0.049%) (c)	40,705,000	40,722,753
		45,782,947
Industrial (3.2%)
Caterpillar Financial Services Corp. (USD)
0.200%, 11/17/22 (SOFRRATE + 0.150%) (c)	1,105,000	1,105,278
The Boeing Co. (USD)
3.950%, 08/01/59	340,000	345,840
5.705%, 05/01/40	200,000	254,417
5.805%, 05/01/50	570,000	757,544
5.930%, 05/01/60	330,000	449,247
		2,912,326
Total long-term debt securities (cost: $90,012,161)		88,743,342

	Shares
Short-Term Securities (3.5%)
Investment Companies (3.5%)
United States (3.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.025%	3,231,624	3,231,624
Total short-term securities (cost: $3,231,624)		3,231,624
Total investments in securities (cost: $93,243,785) (e)		91,974,966
Liabilities in excess of cash and other assets (-0.8%)		(695,089)
Total net assets (100.0%)		$91,279,877

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities – continued

Foreign Forward Currency Contracts

On September 30, 2021, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
10/07/21	4,200,000	THB	124,740	USD	$611	$—	HSB
10/07/21	128,834	USD	4,200,000	THB	—	(4,705)	HSB
10/15/21	523,124	USD	2,200,000	MYR	2,130	—	BLC
10/20/21	11,500,000	BRL	2,169,484	USD	64,024	—	JPM
10/21/21	1,251,454	USD	4,840,000	PLN	—	(32,708)	JPM
10/22/21	1,191,223	USD	930,000,000	CLP	—	(48,154)	JPM
10/26/21	390,000	EUR	452,082	USD	—	(92)	BLC
10/26/21	2,950,000	EUR	3,458,492	USD	38,203	—	JPM
10/28/21	181,869	USD	2,600,000,000	IDR	—	(629)	JPM
10/28/21	329,966	USD	4,720,000,000	IDR	—	(946)	JPM
10/28/21	321,245	USD	4,600,000,000	IDR	—	(589)	JPM
10/28/21	651,261	USD	9,300,000,000	IDR	—	(2,978)	JPM
10/28/21	554,817	USD	7,930,000,000	IDR	—	(2,035)	JPM
10/28/21	42,300,000,000	IDR	2,878,040	USD	—	(70,597)	JPM
10/28/21	290,796	USD	4,230,000,000	IDR	4,068	—	JPM
10/28/21	297,269	USD	4,300,000,000	IDR	2,474	—	JPM
10/28/21	323,529	USD	4,620,000,000	IDR	—	(1,480)	JPM
10/29/21	700,000,000	COP	179,619	USD	—	(3,716)	JPM
10/29/21	500,000,000	COP	128,195	USD	—	(2,758)	JPM
10/29/21	300,000,000	COP	77,202	USD	—	(1,370)	JPM
10/29/21	10,500,000,000	COP	2,698,743	USD	—	(51,282)	JPM
11/01/21	1,200,000,000	KRW	1,044,887	USD	31,124	—	HSB
11/01/21	1,150,000,000	KRW	997,363	USD	25,841	—	HSB
11/01/21	2,190,000,000	KRW	1,896,761	USD	46,643	—	HSB
11/01/21	570,000,000	KRW	494,268	USD	12,731	—	HSB
11/01/21	2,950,000,000	KRW	2,578,221	USD	86,053	—	HSB
11/01/21	240,075	USD	280,000,000	KRW	—	(3,531)	HSB
11/02/21	691,615	USD	6,100,000	NOK	7,042	—	GSC
11/02/21	6,100,000	NOK	699,814	USD	1,157	—	MSC
11/16/21	270,000	CAD	215,404	USD	2,288	—	GSC
11/17/21	65,100,000	ZAR	4,380,770	USD	79,270	—	HSB
11/19/21	499,783	USD	150,000,000	HUF	—	(16,611)	HSB
11/22/21	2,300,000	MXN	111,150	USD	6	—	HSB
11/22/21	146,700,000	MXN	7,210,925	USD	121,852	—	JPM
11/23/21	530,000	GBP	727,835	USD	13,192	—	UBS
12/07/21	178,000,000	JPY	1,625,605	USD	29,544	—	UBS
12/08/21	487,069	USD	660,000	AUD	—	(10,194)	JPM
12/08/21	5,840,000	AUD	4,227,693	USD	8,064	—	JPM
12/09/21	124,555	USD	4,200,000	THB	—	(464)	HSB
12/15/21	11,000,000	RUB	148,894	USD	—	(298)	JPM
12/15/21	145,131	USD	11,000,000	RUB	4,061	—	JPM
					$580,378	$(255,137)

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the notes to investments in securities.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	Variable rate security.
(d)	Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.
(e)	At September 30, 2021, the cost of investments for federal income tax purposes was $93,243,785. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$828,722
Gross unrealized depreciation	(1,699,772)
Net unrealized depreciation	$(871,050)

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities – continued

Holdings of Open Futures Contracts

On September 30, 2021, $100,100 in cash has been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation) (a)
U.S. Ultra Bond	December 2021	14	Short	$(2,747,403)	$(2,674,875)	$72,528

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

Counterparty Legend
BLC	Barclays Bank PLC
GSC	Goldman Sachs
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
MSC	Morgan Stanley and Co., Inc.
UBS	UBS AG

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities

September 30, 2021
(Unaudited)
(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.8%)
Real Estate (98.8%)
Diversified REITs (1.9%)
Essential Properties Realty Trust, Inc.	45,200	$1,261,984
VEREIT, Inc.	34,300	1,551,389
		2,813,373
Health Care REITs (7.9%)
CareTrust REIT, Inc.	42,900	871,728
Healthpeak Properties, Inc.	36,800	1,232,064
Ventas, Inc.	79,096	4,366,890
Welltower, Inc.	61,700	5,084,080
		11,554,762
Hotels & Resort REITs (6.0%)
Host Hotels & Resorts, Inc. (b)	206,846	3,377,795
MGM Growth Properties LLC Class A	53,000	2,029,900
Park Hotels & Resorts, Inc. (b)	140,500	2,689,170
RLJ Lodging Trust	47,900	711,794
		8,808,659
Industrial REITs (11.5%)
Duke Realty Corp.	67,200	3,216,864
First Industrial Realty Trust, Inc.	27,000	1,406,160
ProLogis, Inc.	96,781	12,139,241
		16,762,265
Office REITs (5.8%)
Alexandria Real Estate Equities, Inc.	15,122	2,889,360
Boston Properties, Inc.	20,883	2,262,673
Highwoods Properties, Inc.	27,400	1,201,764
Kilroy Realty Corp.	32,136	2,127,725
		8,481,522
Residential REITs (27.2%)
American Homes 4 Rent Class A	108,200	4,124,584
AvalonBay Communities, Inc.	27,426	6,078,699
Camden Property Trust	19,800	2,919,906
Equity Lifestyle Properties, Inc.	39,200	3,061,520
Equity Residential	25,100	2,031,092
Essex Property Trust, Inc.	12,900	4,124,646
Invitation Homes, Inc.	145,700	5,584,681
Mid-America Apartment Communities, Inc.	14,900	2,782,575
Sun Communities, Inc.	22,600	4,183,260
UDR, Inc.	93,600	4,958,928
		39,849,891
Retail REITs (13.0%)
Agree Realty Corp.	27,900	1,847,817
Brixmor Property Group, Inc.	111,400	2,463,054
Kimco Realty Corp.	119,900	2,487,925
Kite Realty Group Trust	72,900	1,484,244
National Retail Properties, Inc.	52,100	2,250,199
Realty Income Corp.	19,300	1,251,798
Regency Centers Corp.	37,200	2,504,676
Simon Property Group, Inc.	36,979	4,806,160
		19,095,873
Specialized REITs (25.5%)
American Tower Corp.	9,900	2,627,559
Digital Realty Trust, Inc.	39,200	5,662,440
Equinix, Inc.	11,034	8,718,294
Extra Space Storage, Inc.	23,600	3,964,564
Life Storage, Inc.	22,550	2,587,387
Pebblebrook Hotel Trust	53,800	1,205,658
Public Storage	25,000	7,427,500
SBA Communications Corp.	4,800	1,586,736

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities – continued

VICI Properties, Inc.	127,041	$3,609,235
		37,389,373
Total common stocks (cost: $116,222,933)		144,755,718
Short-Term Securities (1.5%)
Investment Companies (1.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.025%	2,175,167	2,175,167
Total short-term securities (cost: $2,175,167)		2,175,167
Total investments in securities (cost: $118,398,100) (c)		146,930,885
Liabilities in excess of cash and other assets (-0.3%)		(424,205)
Total net assets (100.0%)		$146,506,680

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the notes to investments in securities.
(b)	Non-income producing security.
(c)	At September 30, 2021, the cost of investments for federal income tax purposes was $120,135,959. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$27,127,866
Gross unrealized depreciation	(332,940)
Net unrealized appreciation	$26,794,926

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

September 30, 2021
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.2%)
Communication Services (1.4%)
Wireless Telecommunication Services (1.4%)
T-Mobile US, Inc. (b)	23,618	$3,017,436

Consumer Discretionary (8.0%)

Entertainment (1.5%)
The Walt Disney Co. (b)	19,090	3,229,455

Hotels & Resort REITs (1.0%)
Hilton Worldwide Holdings, Inc. (b)	16,270	2,149,430

Hotels, Restaurants & Leisure (3.6%)
Booking Holdings, Inc. (b)	100	237,387
Marriott International, Inc. Class A (b)	13,717	2,031,350
McDonald's Corp.	874	210,730
MGM Resorts International	29,912	1,290,703
Starbucks Corp.	12,300	1,356,813
Yum! Brands, Inc.	23,683	2,896,668
		8,023,651
Media (0.4%)
Comcast Corp. Class A	16,409	917,755

Specialty Retail (1.5%)
AutoZone, Inc. (b)	30	50,940
The Home Depot, Inc.	4,852	1,592,718
The TJX Cos., Inc.	23,586	1,556,204
		3,199,862
Consumer Staples (0.8%)
Food & Staples Retailing (0.6%)
Walmart, Inc.	8,916	1,242,712

Food Products (0.1%)
Mondelez International, Inc. - Class A	3,800	221,084

Household Products (0.1%)
Kimberly-Clark Corp.	1,500	198,660

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
EOG Resources, Inc.	4,500	361,215

Financial (20.3%)
Capital Markets (7.6%)
Apollo Global Management, Inc.	5,172	318,544
Morgan Stanley	93,475	9,096,052
The Charles Schwab Corp.	61,248	4,461,304
The Goldman Sachs Group, Inc.	7,792	2,945,610
		16,821,510
Commercial Banks (5.3%)
Bank of America Corp.	94,415	4,007,917
Citigroup, Inc.	25,400	1,782,572
JPMorgan Chase & Co.	897	146,830
Wells Fargo & Co.	122,592	5,689,495
		11,626,814
Diversified Financial Services (0.7%)
Equitable Holdings, Inc.	50,574	1,499,013

Insurance (6.7%)
American International Group, Inc.	116,196	6,377,998
Chubb, Ltd. (c)	12,901	2,238,066
Marsh & McLennan Cos., Inc.	3,861	584,671
MetLife, Inc.	28,038	1,730,786
The Hartford Financial Services Group, Inc.	34,333	2,411,893

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

The Travelers Cos., Inc.	8,900	$1,352,889
		14,696,303
Health Care (18.2%)
Biotechnology (0.5%)
AbbVie, Inc.	9,478	1,022,392

Health Care Equipment & Supplies (6.2%)
Abbott Laboratories	5,694	672,632
Becton Dickinson and Co.	6,999	1,720,494
Danaher Corp.	19,897	6,057,443
Medtronic PLC (c)	26,721	3,349,477
STERIS PLC (c)	400	81,712
Stryker Corp.	2,418	637,675
Teleflex, Inc.	2,832	1,066,390
		13,585,823
Health Care Providers & Services (4.4%)
Anthem, Inc.	7,330	2,732,624
Centene Corp. (b)	25,600	1,595,136
Cigna Corp.	2,135	427,342
HCA Healthcare, Inc.	11,058	2,683,998
UnitedHealth Group, Inc.	5,791	2,262,775
		9,701,875
Life Sciences Tools & Services (3.5%)
Agilent Technologies, Inc.	17,833	2,809,232
PerkinElmer, Inc.	4,300	745,147
Thermo Fisher Scientific, Inc.	7,258	4,146,713
		7,701,092
Pharmaceuticals (3.6%)
AstraZeneca PLC ADR (c)	51,521	3,094,351
Bausch Health Cos., Inc. (b)	4,061	113,099
Elanco Animal Health, Inc. (b)	47,285	1,507,919
Eli Lilly & Co.	9,181	2,121,270
Pfizer, Inc.	22,700	976,327
		7,812,966
Industrials (12.0%)
Air Freight & Logistics (0.8%)
United Parcel Service, Inc. Class B	9,849	1,793,503

Commercial Services & Supplies (0.8%)
Republic Services, Inc.	14,955	1,795,497

Construction & Engineering (0.8%)
Jacobs Engineering Group, Inc.	12,900	1,709,637

Electrical Equipment (0.9%)
Hubbell, Inc.	7,596	1,372,369
Schneider Electric SE (c)	4,303	717,624
		2,089,993
Industrial Conglomerates (5.1%)
General Electric Co.	75,235	7,751,462
Honeywell International, Inc.	7,975	1,692,933
Siemens AG (c)	10,873	1,788,371
		11,232,766
Machinery (1.0%)
Caterpillar, Inc.	3,202	614,688
Fortive Corp.	19,200	1,354,944
Illinois Tool Works, Inc.	1,000	206,630
		2,176,262
Professional Services (0.5%)
United Rentals, Inc. (b)	2,863	1,004,713

Road & Rail (2.1%)
CSX Corp.	43,816	1,303,088
Norfolk Southern Corp.	9,823	2,350,153
Union Pacific Corp.	4,722	925,559
		4,578,800

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Information Technology (20.5%)
Communications Equipment (0.0%)
Motorola Solutions, Inc.	200	$46,464

Interactive Media & Services (7.0%)
Alphabet, Inc. Class C (b)	5,676	15,128,300
Facebook, Inc. Class A (b)	400	135,756
		15,264,056
IT Services (1.3%)
Fiserv, Inc. (b)	13,251	1,437,733
Visa, Inc. Class A	6,004	1,337,391
		2,775,124
Semiconductors & Semiconductor Equipment (6.2%)
Analog Devices, Inc.	15,055	2,521,411
Applied Materials, Inc.	25,280	3,254,294
ASML Holding NV (c)	1,322	985,036
Broadcom, Inc.	4,639	2,249,590
KLA Corp.	2,704	904,515
Microchip Technology, Inc.	4,872	747,803
Micron Technology, Inc.	5,300	376,194
NXP Semiconductors NV (c)	3,649	714,730
QUALCOMM, Inc.	11,029	1,422,521
Texas Instruments, Inc.	2,321	446,119
		13,622,213
Software (6.0%)
Microsoft Corp.	35,489	10,005,059
Salesforce.com, Inc. (b)	11,577	3,139,914
Zoom Video Communications, Inc. Class A (b)	200	52,300
		13,197,273
Leisure and Consumer Staples (0.1%)
Beverages (0.1%)
Keurig Dr Pepper, Inc.	6,600	225,456

Materials (8.0%)
Chemicals (3.3%)
International Flavors & Fragrances, Inc.	5,528	739,204
Linde PLC (c)	11,598	3,402,621
PPG Industries, Inc.	8,398	1,200,998
The Sherwin-Williams Co.	7,050	1,972,097
		7,314,920
Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	3,330	690,009

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	1,190	406,599

Containers & Packaging (4.2%)
International Paper Co.	63,769	3,565,962
Packaging Corp. of America	12,581	1,729,133
WestRock Co.	79,230	3,948,031
		9,243,126
Real Estate (4.6%)
Health Care REITs (0.9%)
Welltower, Inc.	25,003	2,060,247

Industrial REITs (2.2%)
ProLogis, Inc.	38,055	4,773,239

Office REITs (0.4%)
Alexandria Real Estate Equities, Inc.	4,190	800,583

Residential REITs (1.0%)
Camden Property Trust	9,073	1,337,995
Equity Lifestyle Properties, Inc.	12,584	982,811
		2,320,806

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Specialized REITs (0.1%)
Weyerhaeuser Co.	6,734	$239,528
Utilities (5.1%)
Electric Utilities (2.3%)
Evergy, Inc.	3,379	210,174
Eversource Energy	6,744	551,390
Exelon Corp.	3,712	179,438
NextEra Energy, Inc.	34,012	2,670,622
The Southern Co.	20,188	1,251,050
Xcel Energy, Inc.	3,200	200,000
		5,062,674
Gas Utilities (0.1%)
Atmos Energy Corp.	1,491	131,506

Independent Power Producers & Energy Traders (0.3%)
The AES Corp.	25,919	591,731

Multi-Utilities (2.4%)
Ameren Corp.	676	54,756
CMS Energy Corp.	3,515	209,951
Dominion Energy, Inc.	14,989	1,094,497
Sempra Energy	30,016	3,797,024
WEC Energy Group, Inc.	2,275	200,655
		5,356,883
Total common stocks (cost: $179,633,834)		217,532,656

Preferred Stocks (0.3%)
Utilities (0.3%)
The AES Corp., 6.875%	4,813	463,973
The Southern Co. Series 2019, 6.750%	5,052	257,702
Total Preferred Stocks (cost: $736,316)		721,675
Short-Term Securities (0.8%)
Investment Companies (0.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.025%	500,000	500,000
T. Rowe Price Reserve Investment Fund, current rate 0.050%	1,266,385	1,266,385
Total short-term securities (cost: $1,766,385)		1,766,385
Total investments in securities (cost: $182,136,535) (d)		220,020,716
Liabilities in excess of cash and other assets (-0.3%)		(654,602)
Total net assets (100.0%)		$219,366,114

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 7.5% of net assets in foreign securities at September 30, 2021.
(d)	At September 30, 2021, the cost of investments for federal income tax purposes was $183,132,208. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$38,535,645
Gross unrealized depreciation	(1,647,137)
Net unrealized appreciation	$36,888,508

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities

September 30, 2021

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.9%)
Communications (1.1%)
Diversified Telecommunication Services (1.1%)
Verizon Communications, Inc.	27,655	$1,493,647

Consumer Discretionary (14.6%)
Automobiles (0.4%)
Tesla, Inc. (b)	746	578,508

Entertainment (2.1%)
The Walt Disney Co. (b)	16,759	2,835,120

Hotels, Restaurants & Leisure (2.7%)
Airbnb, Inc. Class A (b)	5,054	847,809
Booking Holdings, Inc. (b)	441	1,046,877
McDonald's Corp.	7,373	1,777,704
		3,672,390
Internet & Catalog Retail (5.6%)
Amazon.com, Inc. (b)	1,650	5,420,316
Netflix, Inc. (b)	3,412	2,082,480
		7,502,796
Specialty Retail (1.5%)
The TJX Cos., Inc.	31,790	2,097,504

Textiles, Apparel & Luxury Goods (2.3%)
NIKE, Inc. Class B	11,700	1,699,191
VF Corp.	20,181	1,351,925
		3,051,116
Consumer Staples (6.5%)
Beverages (2.1%)
Constellation Brands, Inc. Class A	7,754	1,633,691
Monster Beverage Corp. (b)	13,975	1,241,399
		2,875,090
Food & Staples Retailing (1.4%)
Walmart, Inc.	12,967	1,807,340

Household Products (3.0%)
Colgate-Palmolive Co.	16,478	1,245,407
The Procter & Gamble Co.	19,915	2,784,117
		4,029,524
Energy (1.3%)
Oil, Gas & Consumable Fuels (1.3%)
EOG Resources, Inc.	21,086	1,692,573

Financial (12.9%)
Capital Markets (4.1%)
BlackRock, Inc.	1,857	1,557,392
Morgan Stanley	27,202	2,647,026
The Charles Schwab Corp.	18,046	1,314,471
		5,518,889
Commercial Banks (6.3%)
Bank of America Corp.	75,354	3,198,777
JPMorgan Chase & Co.	21,554	3,528,174
The PNC Financial Services Group, Inc.	9,113	1,782,868
		8,509,819
Consumer Finance (1.5%)
American Express Co.	12,115	2,029,626

Insurance (1.0%)
Chubb, Ltd. (c)	7,385	1,281,150

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities – continued

Health Care (14.5%)
Biotechnology (1.2%)
Regeneron Pharmaceuticals, Inc. (b)	2,643	$1,599,491

Health Care Equipment & Supplies (5.4%)
Abbott Laboratories	10,649	1,257,966
Baxter International, Inc.	16,883	1,357,900
Becton Dickinson and Co.	5,603	1,377,329
Danaher Corp.	6,380	1,942,327
Hologic, Inc. (b)	17,274	1,274,994
		7,210,516
Health Care Providers & Services (3.2%)
Laboratory Corp. of America Holdings (b)	4,288	1,206,815
UnitedHealth Group, Inc.	7,814	3,053,242
		4,260,057
Life Sciences Tools & Services (1.6%)
Thermo Fisher Scientific, Inc.	3,876	2,214,475

Pharmaceuticals (3.1%)
Eli Lilly & Co.	8,925	2,062,121
Merck & Co., Inc.	28,750	2,159,413
		4,221,534
Industrials (8.4%)
Aerospace & Defense (1.2%)
Raytheon Technologies Corp.	18,910	1,625,504

Air Freight & Logistics (1.1%)
FedEx Corp.	6,543	1,434,814

Building Products (1.0%)
Fortune Brands Home & Security, Inc.	14,896	1,332,000

Commercial Services & Supplies (0.5%)
Republic Services, Inc.	6,239	749,054

Electrical Equipment (1.0%)
AMETEK, Inc.	10,690	1,325,667

Machinery (2.5%)
Deere & Co.	3,304	1,107,071
IDEX Corp.	5,685	1,176,511
Illinois Tool Works, Inc.	5,482	1,132,746
		3,416,328
Professional Services (1.1%)
Equifax, Inc.	5,867	1,486,815

Information Technology (35.9%)
Communications Equipment (1.4%)
Motorola Solutions, Inc.	7,955	1,848,106

Computers & Peripherals (6.0%)
Apple, Inc.	47,987	6,790,161
NetApp, Inc.	14,687	1,318,305
		8,108,466
Electronic Equipment, Instruments & Components (2.1%)
CDW Corp.	7,530	1,370,610
Corning, Inc.	39,663	1,447,303
		2,817,913
Interactive Media & Services (9.0%)
Alphabet, Inc. Class A (b)	2,939	7,857,475
Facebook, Inc. Class A (b)	10,396	3,528,299
GoDaddy, Inc. Class A (b)	10,886	758,754
		12,144,528
IT Services (4.2%)
Fidelity National Information Services, Inc.	9,929	1,208,161
Global Payments, Inc.	6,629	1,044,598
Leidos Holdings, Inc.	14,087	1,354,183

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities – continued

Mastercard, Inc. Class A	6,109	$2,123,977
		5,730,919
Semiconductors & Semiconductor Equipment (4.9%)
Advanced Micro Devices, Inc. (b)	11,858	1,220,188
KLA Corp.	3,537	1,183,162
QUALCOMM, Inc.	9,384	1,210,348
Teradyne, Inc.	6,588	719,212
Texas Instruments, Inc.	11,647	2,238,670
		6,571,580
Software (8.3%)
Microsoft Corp.	25,294	7,130,884
Salesforce.com, Inc. (b)	8,325	2,257,906
SS&C Technologies Holdings, Inc.	8,654	600,588
Workday, Inc. Class A (b)	4,555	1,138,249
		11,127,627
Materials (1.0%)
Chemicals (1.0%)
PPG Industries, Inc.	9,314	1,331,995

Real Estate (1.7%)
Specialized REITs (1.7%)
American Tower Corp.	5,392	1,431,091
Gaming and Leisure Properties, Inc.	19,468	901,758
		2,332,849
Utilities (2.0%)
Electric Utilities (2.0%)
American Electric Power Co., Inc.	17,826	1,447,115
Duke Energy Corp.	13,396	1,307,315
		2,754,430
Total common stocks (cost: $82,336,204)		134,619,760
Short-Term Securities (0.2%)
Investment Companies (0.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.025%	257,386	257,386
Total short-term securities (cost: $257,386)		257,386
Total investments in securities (cost: $82,593,590) (d)		134,877,146
Liabilities in excess of cash and other assets (-0.1%)		(126,346)
Total net assets (100.0%)		$134,750,800

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 1.0% of net assets in foreign securities at September 30, 2021.
(d)	At September 30, 2021, the cost of investments for federal income tax purposes was $82,681,863. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$52,418,302
Gross unrealized depreciation	(223,019)
Net unrealized appreciation	$52,195,283

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Investments in Securities

September 30, 2021

Investment Valuation

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Securian AM Valuation Committee (Valuation Committee) and in accordance with the Board of Trustees (Board) approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Valuation Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value by the Valuation Committee if Securian AM determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities are valued at market value. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

SFT International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (FCM) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Securian Funds Trust

Notes to Investments in Securities – continued

Interest Rate Swaps

The SFT International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party’s payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate.

These agreements are executed on a registered exchange (centrally cleared interest rate swaps), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a Fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made.

Options Transactions

Each Fund may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

For information on the Fund’s significant accounting policies, Please refer to the Fund’s most recent shareholder reports.

Illiquid Investments

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, no Fund may acquire an “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e-4 generally defines an illiquid investment as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. At September 30, 2021, the SFT Core Bond Fund held illiquid securities of $2,679,331 which represents 0.5% of net assets.

Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs when determining fair value. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

Securian Funds Trust

Notes to Investments in Securities – continued

The following is a summary of the levels used as of September 30, 2021, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at September 30, 2021 using
	Level 1	Level 2	Level 3	Total
Fund
SFT Balanced Stabilization Fund
Assets
Government Obligations	$—	$15,874,553	$—	$15,874,553
Other Mortgage-Backed Securities	—	1,663,650	—	1,663,650
Corporate Obligations	—	153,781,048	—	153,781,048
Purchased Options	600,160	—	—	600,160
Investment Companies	522,172,955	—	—	522,172,955
Total Investments	522,773,115	171,319,251	—	694,092,366
Liabilities
Other Financial Instruments*
Futures Contracts	(9,089,083)	—	—	(9,089,083)
Written Options	(105,600)	—	—	(105,600)

SFT Core Bond Fund
Assets
Government Obligations	—	163,555,703	—	163,555,703
Asset-Backed Securities	—	67,621,704	—	67,621,704
Other Mortgage-Backed Securities	—	72,414,383	—	72,414,383
Corporate Obligations	—	207,631,866	—	207,631,866
Investment Companies	11,308,338	—	—	11,308,338
Total Investments	11,308,338	511,223,656	—	522,531,994
Other Financial Instruments*
Futures Contracts	876,874	—	—	876,874
Liabilities
Other Financial Instruments*
Futures Contracts	(1,376,617)	—	—	(1,376,617)

SFT Delaware IvySM Growth Fund
Assets
Common Stocks	646,983,082	—	—	646,983,082
Investment Companies	2,509,375	—	—	2,509,375
Total Investments	649,492,457	—	—	649,492,457

SFT Delaware IvySM Small Cap Growth Fund
Assets
Common Stocks	209,777,979	—	—	209,777,979
Investment Companies	3,140,660	—	—	3,140,660
Total Investments	212,918,639	—	—	212,918,639

SFT Equity Stabilization Fund
Assets
Investment Companies	350,577,330	—	—	350,577,330
Purchased Options	307,582	—	—	307,582
Total Investments	350,884,912	—	—	350,884,912
Liabilities
Other Financial Instruments*
Futures Contracts	(2,214,364)	—	—	(2,214,364)
Written Options	(54,120)	—	—	(54,120)

SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	207,105,932	—	—	207,105,932
Investment Companies	12,032,234	—	—	12,032,234
U.S. Government Obligations	—	1,010,469	—	1,010,469
Total Investments	219,138,166	1,010,469	—	220,148,635
Liabilities
Other Financial Instruments*
Futures Contracts	(310,373)	—	—	(310,373)

Securian Funds Trust

Notes to Investments in Securities – continued

Fair Value Measurement – (continued)

	Level 1	Level 2	Level 3	Total
Fund
SFT Index 500 Fund
Assets
Common Stocks	$1,096,366,967	$—	$—	$1,096,366,967
Investment Companies	21,336,689	—	—	21,336,689
Total Investments	1,117,703,656	—	—	1,117,703,656
Liabilities
Other Financial Instruments*
Futures Contracts	(800,710)	—	—	(800,710)

SFT International Bond Fund
Assets
Long-Term Debt Securities	—	88,743,342	—	88,743,342
Investment Companies	3,231,624	—	—	3,231,624
Total Investments	3,231,624	88,743,342	—	91,974,966
Other Financial Instruments*
Forward Foreign Currency Contracts	—	580,378	—	580,378
Futures Contracts	72,528	—	—	72,528
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(255,137)	—	(255,137)

SFT Real Estate Securities Fund
Assets
Common Stocks	144,755,718	—	—	144,755,718
Investment Companies	2,175,167	—	—	2,175,167
Total Investments	146,930,885	—	—	146,930,885

SFT T. Rowe Price Value Fund
Assets
Common Stocks	217,532,656	—	—	217,532,656
Preferred Stocks	721,675	—	—	721,675
Investment Companies	1,766,385	—	—	1,766,385
Total Investments	220,020,716	—	—	220,020,716

SFT Wellington Core Equity Fund
Assets
Common Stocks	134,619,760	—	—	134,619,760
Investment Companies	257,386	—	—	257,386
Total Investments	134,877,146	—	—	134,877,146

* Investments in Other Financial Instruments are derivative instruments reflected in the Investments in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Securian Funds Trust

Notes to Investments in Securities – continued

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency – These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds’ policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1, 2, and 3 during the period.